United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-21904

(Investment Company Act File Number)

Federated MDT Series

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/2012

Date of Reporting Period: Quarter ended 10/31/2011

Item 1. Schedule of Investments

Federated MDT All Cap Core Fund

Portfolio of Investments

October 31, 2011 (unaudited)

Shares			Value
		COMMON STOCKS – 98.4%
		Agricultural Chemicals – 2.2%
37,800		Bunge Ltd.	2,334,906
		Agricultural Machinery – 0.1%
2,300	[1]	AGCO Corp.	100,809
		Airline - Regional – 0.9%
14,267	[1]	Alaska Air Group, Inc.	949,183
		Apparel – 0.5%
3,000	[1]	Hanesbrands, Inc.	79,110
4,000	[1]	Under Armour, Inc., Class A	337,640
1,600	[1]	Warnaco Group, Inc.	78,560
		TOTAL	495,310
		AT&T Divestiture – 4.9%
108,200		AT&T, Inc.	3,171,342
54,100		Verizon Communications, Inc.	2,000,618
		TOTAL	5,171,960
		Auto Manufacturing – 0.4%
15,400	[1]	Ford Motor Co.	179,872
6,600	[1]	TRW Automotive Holdings Corp.	277,860
		TOTAL	457,732
		Auto Original Equipment Manufacturers – 0.1%
2,200	[1]	Tenneco Automotive, Inc.	71,984
		Auto Part Replacement – 0.5%
8,600		Genuine Parts Co.	493,898
		Biotechnology – 0.7%
11,000	[1]	Celgene Corp.	713,130
		Broadcasting – 3.8%
9,200	[1]	American Tower Corp.	506,920
78,089	[1]	DIRECTV Group, Inc., Class A	3,549,926
		TOTAL	4,056,846
		Building Supply Stores – 3.7%
83,500		Home Depot, Inc.	2,989,300
42,800		Lowe's Cos., Inc.	899,656
		TOTAL	3,888,956
		Cable & Wireless Television – 0.4%
6,400		Time Warner Cable, Inc.	407,616
		Cable Television – 0.9%
30,400		CBS Corp. (New), Class B	784,624
3,700	[1]	Charter Communications, Inc.	169,978
		TOTAL	954,602
		Carpets – 0.1%
3,200	[1]	Mohawk Industries, Inc.	168,480
		Clothing Stores – 0.3%
4,200		American Eagle Outfitters, Inc.	55,146
1,700	[1]	Children's Place Retail Stores, Inc.	79,815
12,000		Gap (The), Inc.	226,800
		TOTAL	361,761
1

Shares			Value
		Commodity Chemicals – 1.1%
13,300		PPG Industries, Inc.	1,149,253
		Computer Services – 0.3%
11,134	[1]	Synnex Corp.	321,439
		Computer Stores – 1.6%
6,500	[1]	GameStop Corp.	166,205
46,849	[1]	Ingram Micro, Inc., Class A	837,660
2,100	[1]	Insight Enterprises, Inc.	35,490
13,862	[1]	Tech Data Corp.	681,733
		TOTAL	1,721,088
		Computers - Low End – 0.2%
12,400	[1]	Dell, Inc.	196,044
		Computers - Midrange – 1.6%
63,900		Hewlett-Packard Co.	1,700,379
		Construction Machinery – 1.0%
12,600		Joy Global, Inc.	1,098,720
		Cosmetics & Toiletries – 1.2%
3,200		Avon Products, Inc.	58,496
3,000		Estee Lauder Cos., Inc., Class A	295,350
13,500	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	908,415
		TOTAL	1,262,261
		Defense Aerospace – 0.3%
3,200	[1]	Transdigm Group, Inc.	300,544
		Defense Electronics – 1.1%
19,900		Northrop Grumman Corp.	1,149,225
		Department Stores – 3.3%
1,500		Dillards, Inc., Class A	77,295
14,900		Kohl's Corp.	789,849
7,200		Penney (J.C.) Co., Inc.	230,976
4,500	[1]	Sears Holdings Corp.	351,810
37,200		Target Corp.	2,036,700
		TOTAL	3,486,630
		Discount Department Stores – 3.8%
2,900		Family Dollar Stores, Inc.	170,027
67,600		Wal-Mart Stores, Inc.	3,834,272
		TOTAL	4,004,299
		Diversified Leisure – 0.3%
3,800	[1]	Coinstar, Inc.	181,412
2,700	[1]	Penn National Gaming, Inc.	97,200
		TOTAL	278,612
		Drug Store – 1.3%
42,000		Walgreen Co.	1,394,400
		Electric Utility – 0.5%
8,000		Empire Distribution Electric Co.	159,760
18,700		PNM Resources, Inc.	336,226
		TOTAL	495,986
		Electronic Instruments – 0.1%
3,700	[1]	Trimble Navigation Ltd.	149,517
		Electronics Stores – 0.4%
16,800		Best Buy Co., Inc.	440,664
2

Shares			Value
		Ethical Drugs – 2.1%
56,300		Eli Lilly & Co.	2,092,108
3,900	[1]	Forest Laboratories, Inc., Class A	122,070
		TOTAL	2,214,178
		Financial Services – 4.0%
6,100		Ameriprise Financial, Inc.	284,748
8,800	[1]	MBIA Insurance Corp.	77,440
10,900		Mastercard, Inc.	3,784,916
2,700		Nelnet, Inc., Class A	57,996
		TOTAL	4,205,100
		Food Wholesaling – 0.7%
26,900		Sysco Corp.	745,668
		Grocery Chain – 0.7%
25,700		Kroger Co.	595,726
9,000		Safeway, Inc.	174,330
		TOTAL	770,056
		Health Care Equipment & Supplies – 0.1%
2,200		Hill-Rom Holdings, Inc.	74,074
		Health Care Providers & Services – 0.1%
2,200	[1]	LifePoint Hospitals, Inc.	85,052
		Home Health Care – 0.1%
2,200	[1]	Amerigroup Corp.	122,386
		Home Products – 0.5%
4,100	[1]	Energizer Holdings, Inc.	302,539
3,400		Tupperware Brands Corp.	192,236
		TOTAL	494,775
		Hotels – 0.1%
4,300		Wyndham Worldwide Corp.	144,781
		Hotels and Motels – 2.9%
23,500		Wynn Resorts Ltd.	3,120,800
		Household Appliances – 0.3%
5,400		Whirlpool Corp.	274,374
		Integrated Domestic Oil – 0.9%
15,100		Hess Corp.	944,656
		Integrated International Oil – 1.0%
9,811		Chevron Corp.	1,030,646
		Leasing – 0.2%
4,800		GATX Corp.	182,304
		Maritime – 0.0%
800		Golar LNG Ltd.	32,344
		Meat Packing – 0.6%
28,300	[1]	Smithfield Foods, Inc.	646,938
		Medical Technology – 0.3%
4,900	[1]	Cepheid, Inc.	175,812
2,800	[1]	Zoll Medical Corp.	105,868
		TOTAL	281,680
		Metal Fabrication – 0.2%
2,800		Reliance Steel & Aluminum Co.	123,732
3,100		Timken Co.	130,572
		TOTAL	254,304
3

Shares			Value
		Miscellaneous Components – 0.5%
14,297	[1]	Fairchild Semiconductor International, Inc., Class A	214,026
27,428	[1]	Vishay Intertechnology, Inc.	294,851
		TOTAL	508,877
		Miscellaneous Machinery – 0.1%
2,600		SPX Corp.	141,986
		Money Center Bank – 4.5%
107,600		J.P. Morgan Chase & Co.	3,740,176
5,200		Northern Trust Corp.	210,444
19,200		State Street Corp.	775,488
		TOTAL	4,726,108
		Multi-Industry Capital Goods – 2.1%
126,200		General Electric Co.	2,108,802
4,600		Textron Inc.	89,332
		TOTAL	2,198,134
		Multi-Industry Transportation – 2.1%
27,100		FedEx Corp.	2,217,593
		Multi-Line Insurance – 0.1%
7,400	[1]	CNO Financial Group, Inc.	46,250
1,900		FBL Financial Group, Inc., Class A	62,035
		TOTAL	108,285
		Multiline Retail – 0.4%
14,200		Macy's, Inc.	433,526
		Newspaper Publishing – 0.1%
200		Washington Post Co., Class B	68,032
		Office Equipment – 0.1%
3,700		Pitney Bowes, Inc.	75,406
		Office Supplies – 0.1%
2,800		Avery Dennison Corp.	74,480
		Offshore Driller – 0.2%
7,100	[1]	Hornbeck Offshore Services, Inc.	233,164
		Oil Refiner – 3.4%
18,800	[1]	Tesoro Petroleum Corp.	487,672
126,300		Valero Energy Corp.	3,106,980
		TOTAL	3,594,652
		Oil Service, Explore & Drill – 0.7%
6,500	[1]	Gulfmark Offshore, Inc.	270,335
21,400	[1]	Helix Energy Solutions Group, Inc.	386,484
1,400		Helmerich & Payne, Inc.	74,452
		TOTAL	731,271
		Oil Well Supply – 0.6%
4,400		Carbo Ceramics, Inc.	597,740
		Paint & Related Materials – 0.5%
6,200		Sherwin-Williams Co.	512,802
		Paper Products – 0.3%
5,700	[1]	Boise, Inc.	34,485
10,500		International Paper Co.	290,850
		TOTAL	325,335
		Personal Loans – 2.6%
59,400		Capital One Financial Corp.	2,712,204
4

Shares			Value
		Personnel Agency – 0.2%
3,500		Manpower, Inc.	150,990
3,400		Robert Half International, Inc.	89,862
		TOTAL	240,852
		Poultry Products – 0.2%
9,300		Tyson Foods, Inc., Class A	179,490
		Printed Circuit Boards – 0.0%
4,200	[1]	Sanmina-SCI Corp.	37,002
		Property Liability Insurance – 0.9%
11,600		Mercury General Corp.	502,280
5,800		ProAssurance Corp.	443,990
		TOTAL	946,270
		Railroad – 0.2%
3,100	[1]	Genesee & Wyoming, Inc., Class A	183,551
		Regional Banks – 5.3%
10,200		BB&T Corp.	238,068
5,700		Comerica, Inc.	145,635
17,200		Huntington Bancshares, Inc.	89,096
8,400		KeyCorp	59,304
37,800		PNC Financial Services Group	2,030,238
5,600		SunTrust Banks, Inc.	110,488
82,200		Wells Fargo & Co.	2,129,802
48,500		Zions Bancorp	841,960
		TOTAL	5,644,591
		Restaurants – 1.1%
2,500	[1]	BJ's Restaurants, Inc.	132,325
3,100	[1]	Chipotle Mexican Grill, Inc.	1,041,972
		TOTAL	1,174,297
		Semiconductor Distribution – 2.1%
32,113	[1]	Arrow Electronics, Inc.	1,157,673
34,015	[1]	Avnet, Inc.	1,030,995
		TOTAL	2,188,668
		Semiconductor Manufacturing – 0.0%
1,000	[1]	IPG Photonics Corp.	52,860
		Services to Medical Professionals – 4.6%
13,800		Aetna, Inc.	548,688
3,600	[1]	Coventry Health Care, Inc.	114,516
10,300		Humana, Inc.	874,367
1,400		Omnicare, Inc.	41,748
41,400		UnitedHealth Group, Inc.	1,986,786
19,273		Wellpoint, Inc.	1,327,910
		TOTAL	4,894,015
		Shoes – 1.0%
12,100	[1]	CROCs, Inc.	213,807
7,000	[1]	Deckers Outdoor Corp.	806,680
		TOTAL	1,020,487
		Silver Production – 0.4%
16,700	[1]	Coeur d'Alene Mines Corp.	427,019
		Soft Drinks – 0.6%
2,900		Coca-Cola Enterprises, Inc.	77,778
13,800		Dr. Pepper Snapple Group, Inc.	516,810
		TOTAL	594,588
5

Shares			Value
		Software Packaged/Custom – 2.0%
7,300		Computer Sciences Corp.	229,658
1,300	[1]	Informatica Corp.	59,150
10,300	[1]	Red Hat, Inc.	511,395
10,800	[1]	Rovi Corp.	535,032
22,200	[1]	Symantec Corp.	377,622
3,700	[1]	VMware, Inc., Class A	361,675
		TOTAL	2,074,532
		Specialty Chemicals – 0.6%
4,500		Airgas, Inc.	310,275
4,700		Ashland, Inc.	248,912
2,200	[1]	OM Group, Inc.	63,602
		TOTAL	622,789
		Specialty Machinery – 0.8%
10,900		Gardner Denver, Inc.	842,897
		Specialty Retailing – 5.1%
8,000		Abercrombie & Fitch Co., Class A	595,200
4,400		Advance Auto Parts, Inc.	286,308
5,100	[1]	AutoNation, Inc.	198,594
2,900	[1]	Big Lots, Inc.	109,301
63,087		CVS Caremark Corp.	2,290,058
4,600	[1]	Dollar General Corp.	182,436
3,500		Foot Locker, Inc.	76,510
10,800		Nordstrom, Inc.	547,452
5,000		PetSmart, Inc.	234,750
2,600		Signet Jewelers Ltd.	112,086
13,800		Staples, Inc.	206,448
5,000	[1]	Vera Bradley, Inc.	226,500
2,900	[1]	Vitamin Shoppe Industries, Inc.	109,359
4,900		Williams-Sonoma, Inc.	183,946
		TOTAL	5,358,948
		Telecommunication Equipment & Services – 0.6%
14,200		Motorola, Inc.	666,122
		Tools And Hardware – 0.0%
900		Snap-On, Inc.	48,303
		Toys & Games – 0.3%
8,600		Hasbro, Inc.	327,316
		Truck Manufacturing – 0.1%
2,400	[1]	Navistar International Corp.	100,968
		Trucking – 0.2%
4,400		Arkansas Best Corp.	90,640
1,700		Ryder System, Inc.	86,598
		TOTAL	177,238
		Undesignated Consumer Cyclicals – 0.6%
5,000	[1]	Apollo Group, Inc., Class A	236,750
1,500	[1]	ITT Educational Services, Inc.	92,940
3,400	[1]	Liquidity Services, Inc.	110,704
1,800		Nu Skin Enterprises, Inc., Class A	90,954
900		Strayer Education, Inc.	76,689
		TOTAL	608,037
		Undesignated Energy – 0.1%
4,800		Ormat Technologies, Inc.	91,152
6

Shares			Value
		Undesignated Health – 0.5%
9,200	[1]	Cerner Corp.	583,556
		Uniforms – 0.1%
5,200		Cintas Corp.	155,428
		TOTAL COMMON STOCKS (IDENTIFIED COST $99,100,664)	103,900,921
		MUTUAL FUND – 1.7%
1,827,956	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.18% (AT NET ASSET VALUE)	1,827,956
		TOTAL INVESTMENTS — 100.1% (IDENTIFIED COST $100,928,620)[4]	105,728,877
		OTHER ASSETS AND LIABILITIES - NET — (0.1)%[5]	(107,703)
		TOTAL NET ASSETS — 100%	$105,621,174
1	Non-income producing security.
2	Affiliated holding.
3	7-Day net yield.
4	At October 31, 2011, the cost of investments for federal tax purposes was $100,928,620. The net unrealized appreciation of investments for federal tax purposes was $4,800,257. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,008,498 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,208,241.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

7

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of October 31, 2011, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

8

Federated MDT Balanced Fund

Portfolio of Investments

October 31, 2011 (unaudited)

Principal Amount or Shares			Value
		COMMON STOCKS – 58.6%
		Agricultural Chemicals – 1.2%
25,600		Bunge Ltd.	1,581,312
		Agricultural Machinery – 0.1%
1,800	[1]	AGCO Corp.	78,894
		Airline - Regional – 0.5%
9,700	[1]	Alaska Air Group, Inc.	645,341
		Apparel – 0.6%
3,333	[1]	Ann, Inc.	88,791
1,711	[1]	Carter's, Inc.	65,172
936		Columbia Sportswear Co.	50,301
2,314	[1]	Express, Inc.	52,273
1,900	[1]	Hanesbrands, Inc.	50,103
304	[1]	Maidenform Brands, Inc.	7,472
464		Oxford Industries, Inc.	18,328
403	[1]	True Religion Apparel, Inc.	13,670
3,100	[1]	Under Armour, Inc., Class A	261,671
3,137	[1]	Warnaco Group, Inc.	154,027
597	[1]	Zumiez, Inc.	13,582
		TOTAL	775,390
		AT&T Divestiture – 2.5%
74,500		AT&T, Inc.	2,183,595
34,800		Verizon Communications	1,286,904
		TOTAL	3,470,499
		Auto Manufacturing – 0.2%
9,600	[1]	Ford Motor Co.	112,128
3,800	[1]	TRW Automotive Holdings Corp.	159,980
		TOTAL	272,108
		Auto Original Equipment Manufacturers – 0.2%
4,463	[1]	Dana Holding Corp.	63,107
1,626	[1]	Meritor, Inc.	15,480
4,392	[1]	Tenneco Automotive, Inc.	143,706
		TOTAL	222,293
		Auto Part Replacement – 0.2%
5,900		Genuine Parts Co.	338,837
		Auto Rentals – 0.0%
1,552	[1]	United Rentals, Inc.	36,332
		Biotechnology – 0.4%
7,600	[1]	Celgene Corp.	492,708
1,196	[1]	Medicines Co.	22,389
1,297	[1]	Questcor Pharmaceuticals, Inc.	52,671
		TOTAL	567,768
		Broadcasting – 2.1%
6,900	[1]	American Tower Systems Corp.	380,190
53,600	[1]	DIRECTV- Class A	2,436,656
		TOTAL	2,816,846

Principal Amount or Shares			Value
		Building Materials – 0.1%
1,128		Watsco, Inc.	69,552
		Building Supply Stores – 1.9%
58,500		Home Depot, Inc.	2,094,300
27,300		Lowe's Cos., Inc.	573,846
		TOTAL	2,668,146
		Cable & Wireless Television – 0.2%
4,900		Time Warner Cable, Inc.	312,081
		Cable TV – 0.4%
14,500		CBS Corp. — Class B	374,245
2,600	[1]	Charter Communications, Inc.	119,444
		TOTAL	493,689
		Carpets – 0.1%
820		Interface, Inc.	10,693
2,300	[1]	Mohawk Industries, Inc.	121,095
		TOTAL	131,788
		Clothing Stores – 0.3%
2,390	[1]	Aeropostale, Inc.	32,647
3,300		American Eagle Outfitters, Inc.	43,329
662		Cato Corp., Class A	16,967
1,200	[1]	Children's Place Retail Stores, Inc.	56,340
8,400		Gap (The), Inc.	158,760
983	[1]	Jos A. Bank Clothiers, Inc.	52,532
785	[1]	Rue21, Inc.	20,912
		TOTAL	381,487
		Cogeneration – 0.0%
3,077	[1]	GT Advanced Technologies, Inc.	25,231
		Commodity Chemicals – 0.6%
633		Newmarket Corp.	122,891
8,800		PPG Industries, Inc.	760,408
		TOTAL	883,299
		Computer Networking – 0.0%
861	[1]	NetScout Systems, Inc.	14,112
		Computer Peripherals – 0.0%
1,200		Lexmark International Group, Class A	38,040
890	[1]	Silicon Graphics International Corp.	12,869
		TOTAL	50,909
		Computer Services – 0.2%
233	[1]	CACI International, Inc., Class A	12,789
1,239		Fair Isaac & Co., Inc.	33,887
957	[1]	Manhattan Associates, Inc.	40,529
7,500	[1]	Synnex Corp.	216,525
919	[1]	Unisys Corporation	23,885
		TOTAL	327,615
		Computer Stores – 0.5%
3,300	[1]	GameStop Corp.	84,381
1,900	[1]	Insight Enterprises, Inc.	32,110
11,300	[1]	Tech Data Corp.	555,734
		TOTAL	672,225

Principal Amount or Shares			Value
		Computers - Low End – 0.1%
9,500	[1]	Dell, Inc.	150,195
		Computers - Midrange – 0.9%
46,800		Hewlett-Packard Co.	1,245,348
		Construction Machinery – 0.5%
8,100		Joy Global, Inc.	706,320
262		NACCO Industries, Inc., Class A	21,510
		TOTAL	727,830
		Cosmetics & Toiletries – 0.7%
2,100		Avon Products, Inc.	38,388
476	[1]	Elizabeth Arden, Inc.	16,317
2,600		Estee Lauder Cos., Inc., Class A	255,970
1,515	[1]	Revlon, Inc., Class A	22,316
3,874	[1]	Sally Beauty Holdings, Inc.	74,342
9,200	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	619,068
		TOTAL	1,026,401
		Crude Oil & Gas Production – 0.1%
334	[1]	Clayton Williams Energy, Inc.	21,824
1,843	[1]	Stone Energy Corp.	44,766
1,690		W&T Offshore, Inc.	33,276
		TOTAL	99,866
		Defense Aerospace – 0.2%
1,400	[1]	Aerovironment, Inc.	46,242
1,242	[1]	Hexcel Corp.	30,690
646		Kaman Corp., Class A	21,480
892	[1]	Orbital Sciences Corp.	13,790
2,100	[1]	Transdigm Group, Inc.	197,232
		TOTAL	309,434
		Defense Electronics – 0.6%
13,600		Northrop Grumman Corp.	785,400
		Department Stores – 1.7%
10,400		Kohl's Corp.	551,304
1,900		Penney (J.C.) Co., Inc.	60,952
2,146	[1]	Saks, Inc.	22,683
3,200	[1]	Sears Holdings Corp.	250,176
26,500		Target Corp.	1,450,875
		TOTAL	2,335,990
		Discount Department Stores – 2.0%
3,900		Family Dollar Stores, Inc.	228,657
574		PriceSmart, Inc.	43,647
43,800		Wal-Mart Stores, Inc.	2,484,336
		TOTAL	2,756,640
		Diversified Leisure – 0.1%
865	[1]	Coinstar, Inc.	41,295
3,300	[1]	Penn National Gaming, Inc.	118,800
		TOTAL	160,095
		Drug Store – 0.7%
30,800		Walgreen Co.	1,022,560
		Electric Utility – 0.2%
5,400		Empire Distribution Electric Co.	107,838

Principal Amount or Shares			Value
12,800		PNM Resources, Inc.	230,144
		TOTAL	337,982
		Electrical Equipment – 0.0%
1,491		Belden, Inc.	48,129
500	[1]	Rofin-Sinar Technologies, Inc.	13,000
		TOTAL	61,129
		Electronic Instruments – 0.1%
255		Computer Programs and Systems, Inc.	13,023
397	[1]	OSI Systems, Inc.	17,587
232	[1]	OYO Geospace Corp.	18,230
2,700	[1]	Trimble Navigation Ltd.	109,107
		TOTAL	157,947
		Electronic Test/Measuring Equipment – 0.0%
585		MTS Systems Corp.	21,452
		Electronics Stores – 0.2%
10,200		Best Buy Co., Inc.	267,546
		Ethical Drugs – 1.1%
3,200	[1]	Forest Laboratories, Inc., Class A	100,160
36,700		Lilly (Eli) & Co.	1,363,772
		TOTAL	1,463,932
		Financial Services – 2.1%
3,200		Ameriprise Financial, Inc.	149,376
870		Deluxe Corp.	20,549
9,700	[1]	MBIA, Inc.	85,360
7,300		Mastercard, Inc., Class A	2,534,852
1,900		Nelnet, Inc., Class A	40,812
		TOTAL	2,830,949
		Food Wholesaling – 0.4%
17,700		Sysco Corp.	490,644
		Furniture – 0.1%
1,008	[1]	Select Comfort Corp.	20,936
1,735	[1]	Tempur-Pedic International, Inc.	118,084
		TOTAL	139,020
		Generic Drugs – 0.0%
728	[1]	Par Pharmaceutical Cos, Inc.	22,277
		Grocery Chain – 0.4%
16,900		Kroger Co.	391,742
1,197		Ruddick Corp.	52,321
7,100		Safeway, Inc.	137,527
		TOTAL	581,590
		Health Care Equipment & Supplies – 0.0%
1,500		Hill-Rom Holdings, Inc.	50,505
		Health Care Technology – 0.3%
6,000	[1]	Cerner Corp.	380,580
		Home Health Care – 0.1%
1,328	[1]	Amerigroup Corp.	73,876
785	[1]	Wellcare Health Plans, Inc.	38,473
		TOTAL	112,349

Principal Amount or Shares			Value
		Home Products – 0.3%
2,800	[1]	Energizer Holdings, Inc.	206,612
3,620		Tupperware Brands Corp.	204,675
		TOTAL	411,287
		Hospitals – 0.0%
1,500	[1]	LifePoint Hospitals, Inc.	57,990
		Hotels – 0.1%
2,800		Wyndham Worldwide Corp.	94,276
		Hotels and Motels – 1.7%
17,300		Wynn Resorts Ltd.	2,297,440
		Household Appliances – 0.2%
1,143	[1]	Spectrum Brands Holdings, Inc.	29,009
3,700		Whirlpool Corp.	187,997
		TOTAL	217,006
		Industrial Machinery – 0.0%
848		Actuant Corp.	19,080
		Integrated Domestic Oil – 0.5%
9,900		Hess Corp.	619,344
		Integrated International Oil – 0.5%
6,800		Chevron Corp.	714,340
		Internet Services – 0.0%
1,543	[1]	Ancestry.com, Inc.	35,134
		Leasing – 0.1%
3,300		GATX Corp.	125,334
		Machined Parts Original Equipment Manufacturers – 0.0%
1,469		Applied Industrial Technologies, Inc.	49,388
		Mail Order – 0.0%
786		HSN, Inc.	28,037
		Major Steel Producer – 0.0%
1,600		United States Steel Corp.	40,576
		Maritime – 0.0%
1,584		Golar LNG Ltd.	64,041
		Meat Packing – 0.4%
24,600	[1]	Smithfield Foods, Inc.	562,356
		Medical Supplies – 0.1%
304	[1]	Orthofix International NV	10,673
2,337		Owens & Minor, Inc.	69,923
1,900		Steris Corp.	58,862
		TOTAL	139,458
		Medical Technology – 0.2%
607	[1]	Arthrocare Corporation	18,301
3,500	[1]	Cepheid, Inc.	125,580
756	[1]	Integra Lifesciences Corp.	24,238
2,467	[1]	Zoll Medical Corp.	93,277
		TOTAL	261,396
		Metal Fabrication – 0.1%
1,056		Barnes Group, Inc.	24,573
2,000		Reliance Steel & Aluminum Co.	88,380
3,213		Worthington Industries, Inc.	55,521
		TOTAL	168,474

Principal Amount or Shares			Value
		Miscellaneous Communications – 0.0%
562		j2 Global Communications, Inc.	17,298
1,628	[1]	Leap Wireless International, Inc.	11,315
		TOTAL	28,613
		Miscellaneous Components – 0.3%
11,200	[1]	Fairchild Semiconductor International, Inc., Class A	167,664
806		MKS Instruments, Inc.	21,472
1,079	[1]	TriMas Corp.	21,030
22,000	[1]	Vishay Intertechnology, Inc.	236,500
		TOTAL	446,666
		Miscellaneous Machinery – 0.1%
1,500		SPX Corp.	81,915
		Miscellaneous Metals – 0.0%
431		Haynes International, Inc.	25,209
636		Matthews International Corp., Class A	22,349
		TOTAL	47,558
		Money Center Bank – 2.3%
74,100		JPMorgan Chase & Co.	2,575,716
3,400		Northern Trust Corp.	137,598
12,300		State Street Corp.	496,797
		TOTAL	3,210,111
		Multi-Industry Capital Goods – 1.1%
1,887		Acuity Brands, Inc. Holding Company	87,368
82,600		General Electric Co.	1,380,246
3,200		Textron, Inc.	62,144
		TOTAL	1,529,758
		Multi-Industry Transportation – 1.1%
1,503		Brinks Co. (The)	41,768
17,800		FedEx Corp.	1,456,574
		TOTAL	1,498,342
		Multi-Line Insurance – 0.0%
3,400	[1]	CNO Financial Group, Inc.	21,250
1,300		FBL Financial Group, Inc., Class A	42,445
		TOTAL	63,695
		Multiline Retail – 0.5%
9,900		Macy's, Inc.	302,247
6,900		Nordstrom, Inc.	349,761
		TOTAL	652,008
		Newspaper Publishing – 0.1%
200		Washington Post Co., Class B	68,032
		Office Equipment – 0.0%
2,600		Pitney Bowes, Inc.	52,988
		Office Furniture – 0.1%
1,224		HNI Corp.	29,437
2,146		Knoll, Inc.	32,727
880		Miller Herman, Inc.	18,172
		TOTAL	80,336
		Office Supplies – 0.1%
1,900		Avery Dennison Corp.	50,540

Principal Amount or Shares			Value
542		United Stationers, Inc.	17,241
		TOTAL	67,781
		Offshore Driller – 0.1%
5,000	[1]	Hornbeck Offshore Services, Inc.	164,200
		Oil Gas & Consumable Fuels – 0.0%
1,724	[1]	CVR Energy, Inc.	42,686
		Oil Refiner – 1.7%
93,300		Valero Energy Corp.	2,295,180
921	[1]	Western Refining, Inc.	14,718
		TOTAL	2,309,898
		Oil Service, Explore & Drill – 0.4%
4,500	[1]	GulfMark Offshore, Inc.	187,155
16,300	[1]	Helix Energy Solutions Group, Inc.	294,378
		TOTAL	481,533
		Oil Well Supply – 0.2%
1,100		Carbo Ceramics, Inc.	149,435
4,403		RPC, Inc.	81,764
		TOTAL	231,199
		Other Communications Equipment – 0.0%
1,174	[1]	Netgear, Inc.	41,630
		Packaged Foods – 0.0%
1,484	[1]	United Natural Foods, Inc.	54,181
		Paint & Related Materials – 0.3%
4,100		Sherwin-Williams Co.	339,111
		Paper Products – 0.2%
5,800	[1]	Boise, Inc.	35,090
8,100		International Paper Co.	224,370
		TOTAL	259,460
		Personal Loans – 1.4%
40,800		Capital One Financial Corp.	1,862,928
1,612	[1]	Ezcorp, Inc., Class A	44,781
		TOTAL	1,907,709
		Personnel Agency – 0.1%
2,700		Manpower, Inc.	116,478
2,300		Robert Half International, Inc.	60,789
		TOTAL	177,267
		Photo-Optical Component-Equipment – 0.0%
482	[1]	Coherent, Inc.	24,568
		Pollution Control – 0.0%
499	[1]	Clean Harbors, Inc.	29,077
		Poultry Products – 0.1%
7,800		Tyson Foods, Inc., Class A	150,540
		Printed Circuit Boards – 0.0%
7,000	[1]	Sanmina-SCI Corporation	61,670
		Printing – 0.0%
337	[1]	Consolidated Graphics, Inc.	15,354
1,762	[1]	Valassis Communications, Inc.	34,412
		TOTAL	49,766

Principal Amount or Shares			Value
		Professional Services – 0.0%
867		Hillenbrand, Inc.	18,302
		Property Liability Insurance – 0.5%
8,100		Mercury General Corp.	350,730
4,200		ProAssurance Corp.	321,510
		TOTAL	672,240
		Railroad – 0.1%
2,500	[1]	Genesee & Wyoming, Inc., Class A	148,025
		Real Estate Investment Trusts – 4.9%
17,000		American Campus Communities, Inc.	661,810
31,000		American Capital Agency Corp.	852,810
113,000		Annaly Capital Management, Inc.	1,904,050
3,000		Boston Properties, Inc.	296,970
11,600		Digital Realty Trust, Inc.	723,028
4,200		Public Storage	542,010
5,491		Simon Property Group, Inc.	705,264
20,000		Tanger Factory Outlet Centers, Inc.	563,200
19,000		UDR, Inc.	473,670
		TOTAL	6,722,812
		Recreational Goods – 0.0%
575		Sturm Ruger & Co., Inc.	17,434
		Recreational Vehicles – 0.0%
957		Brunswick Corp.	16,901
183		Polaris Industries, Inc.	11,591
		TOTAL	28,492
		Regional Banks – 2.8%
5,400		BB&T Corp.	126,036
5,200		Comerica, Inc.	132,860
13,300		Huntington Bancshares, Inc.	68,894
21,000		KeyCorp	148,260
27,400		PNC Financial Services Group	1,471,654
4,500		SunTrust Banks, Inc.	88,785
48,400		Wells Fargo & Co.	1,254,044
28,700		Zions Bancorp	498,232
		TOTAL	3,788,765
		Restaurant – 0.2%
2,000	[1]	BJ's Restaurants, Inc.	105,860
540		CEC Entertainment, Inc.	17,075
879		Cracker Barrel Old Country Store, Inc.	37,261
749	[1]	DineEquity, Inc.	35,173
964	[1]	Domino's Pizza, Inc.	30,877
948		P. F. Chang's China Bistro, Inc.	29,483
433	[1]	Red Robin Gourmet Burgers	10,855
		TOTAL	266,584
		Roofing & Wallboard – 0.0%
655	[1]	Beacon Roofing Supply, Inc.	12,072
		Rubber – 0.0%
1,548		Cooper Tire & Rubber Co.	22,183
		Semiconductor Distribution – 0.9%
23,300	[1]	Arrow Electronics, Inc.	839,965

Principal Amount or Shares			Value
13,600	[1]	Avnet, Inc.	412,216
		TOTAL	1,252,181
		Semiconductor Manufacturing – 0.0%
940	[1]	Omnivision Technologies, Inc.	15,331
		Semiconductor Manufacturing Equipment – 0.1%
1,542		Brooks Automation, Inc.	16,114
1,065	[1]	Mentor Graphics Corp.	12,098
1,979	[1]	Veeco Instruments, Inc.	52,820
		TOTAL	81,032
		Services to Medical Professionals – 2.5%
6,700		Aetna, Inc.	266,392
861	[1]	Centene Corp.	30,264
1,600	[1]	Coventry Health Care, Inc.	50,896
9,800		Humana, Inc.	831,922
1,072	[1]	Molina Healthcare, Inc.	22,705
1,797	[1]	PSS World Medical, Inc.	39,983
883	[1]	Team Health Holdings, Inc.	17,943
27,100		UnitedHealth Group, Inc.	1,300,529
13,200		Wellpoint, Inc.	909,480
		TOTAL	3,470,114
		Shoes – 0.6%
9,528	[1]	CROCs, Inc.	168,360
4,700	[1]	Deckers Outdoor Corp.	541,628
1,612		Wolverine World Wide, Inc.	61,143
		TOTAL	771,131
		Silver Production – 0.2%
10,000	[1]	Coeur d'Alene Mines Corp.	255,700
		Soft Drinks – 0.3%
9,700		Dr. Pepper Snapple Group, Inc.	363,265
		Software Packaged/Custom – 1.0%
539	[1]	ACI Worldwide, Inc.	16,531
1,258	[1]	Aspen Technology, Inc.	21,814
1,212	[1]	Blue Coat Systems, Inc.	19,513
4,300		Computer Sciences Corp.	135,278
2,100	[1]	Informatica Corp.	95,550
677		Marketaxess Holdings, Inc.	19,789
373	[1]	MicroStrategy, Inc., Class A	49,150
2,721	[1]	Parametric Technology Corp.	56,678
1,837	[1]	Progress Software Corp.	38,687
1,829	[1]	Quest Software, Inc.	32,172
7,800	[1]	Rovi Corporation	386,412
14,400	[1]	Symantec Corp.	244,944
2,564	[1]	Take-Two Interactive Software, Inc.	40,460
1,000	[1]	VMware, Inc., Class A	97,750
3,341	[1]	ValueClick, Inc.	58,802
432	[1]	Verint Systems, Inc.	12,874
1,804	[1]	Websense, Inc.	32,183
		TOTAL	1,358,587

Principal Amount or Shares			Value
		Specialty Chemicals – 0.5%
3,400		Airgas, Inc.	234,430
3,100		Ashland, Inc.	164,176
378		Chemed Corp.	22,438
894	[1]	Kraton Performance Polymers, Inc.	17,594
1,269	[1]	LSB Industries, Inc.	44,961
1,700	[1]	OM Group, Inc.	49,147
158		Quaker Chemical Corp.	5,497
2,059	[1]	Rockwood Holdings, Inc.	94,796
		TOTAL	633,039
		Specialty Machinery – 0.4%
7,000		Gardner Denver, Inc.	541,310
		Specialty Retailing – 2.6%
5,200		Abercrombie & Fitch Co., Class A	386,880
3,000		Advance Auto Parts, Inc.	195,210
2,762	[1]	Ascena Retail Group, Inc.	79,822
3,300	[1]	AutoNation, Inc.	128,502
2,400	[1]	Big Lots, Inc.	90,456
44,600		CVS Corp.	1,618,980
3,400	[1]	Dollar General Corp.	134,844
408	[1]	Dorman Products, Inc.	15,549
2,400		Foot Locker, Inc.	52,464
690	[1]	Lumber Liquidators Holdings, Inc.	10,329
2,300		Penske Automotive Group, Inc.	46,897
3,000		PetSmart, Inc.	140,850
1,600		Signet Jewelers Ltd.	68,976
9,300		Staples, Inc.	139,128
986		Tractor Supply Co.	69,947
3,999	[1]	Vera Bradley, Inc.	181,154
1,956	[1]	Vitamin Shoppe Industries, Inc.	73,761
3,400		Williams-Sonoma, Inc.	127,636
		TOTAL	3,561,385
		Telecommunication Equipment & Services – 0.4%
1,596	[1]	Anixter International, Inc.	93,669
10,300		Motorola Solutions, Inc.	483,173
		TOTAL	576,842
		Tools & Hardware – 0.1%
1,300		Snap-On, Inc.	69,771
		Toys & Games – 0.2%
5,900		Hasbro, Inc.	224,554
		Truck Manufacturing – 0.1%
1,800	[1]	Navistar International Corp.	75,726
		Trucking – 0.2%
2,900		Arkansas Best Corp.	59,740
2,122	[1]	Old Dominion Freight Lines, Inc.	77,602
1,300		Ryder Systems, Inc.	66,222
		TOTAL	203,564
		Undesignated Consumer Cyclicals – 0.6%
5,000	[1]	Apollo Group, Inc., Class A	236,750
2,257	[1]	Avis Budget Group, Inc.	31,824

Principal Amount or Shares			Value
1,140	[1]	Bridgepoint Education, Inc.	24,704
565	[1]	Capella Education Co.	19,668
732	[1]	DG Fastchannel, Inc.	13,644
1,200	[1]	ITT Educational Services, Inc.	74,352
2,632	[1]	Liquidity Services, Inc.	85,698
3,050		Nu Skin Enterprises, Inc.	154,116
1,164	[1]	Parexel International Corp.	25,643
1,338		Pool Corp.	39,096
1,000		Rent-A-Center, Inc.	34,150
1,250		Strayer Education, Inc.	106,513
		TOTAL	846,158
		Undesignated Consumer Durables – 0.0%
621		Group 1 Automotive, Inc.	28,293
		Undesignated Energy – 0.0%
3,300		Ormat Technologies, Inc.	62,667
		Uniforms – 0.1%
3,600		Cintas Corp.	107,604
		TOTAL COMMON STOCKS (IDENTIFIED COST $78,272,978)	80,625,833
		Asset-Backed Securities – 0.8%
$375,000		Ally Master Owner Trust 2011-1 A1, Series 2011-1, 1.113%, 1/15/2016	375,942
29,591		CS First Boston Mortgage Securities Corp. 2002-HE4 AF, 5.510%, 8/25/2032	27,365
250,000		Ford Credit Floorplan Master Owner Trust 2011-1, Series 2011-1, 0.843%, 2/15/2016	250,800
100,000		Merrill Lynch Mortgage Trust 2008-C1 AM, 6.461%, 2/12/2051	90,513
250,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, 5.485%, 3/12/2051	260,224
50,000	[2,3]	SMART Series 2011-1US Trust A2B, 0.993%, 4/14/2013	50,004
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,055,418)	1,054,848
		Collateralized Mortgage Obligations – 0.4%
2,002		Bear Stearns Mortgage Securities, Inc. 1997-6 1A, 7.098%, 3/25/2031	2,036
450,000	[2,3]	DBUBS Mortgage Trust 2011-LC2A B, 4.998%, 7/10/2044	408,959
6,770		Federal Home Loan Mortgage Corp. REMIC 1311 K, 7.000%, 7/15/2022	7,546
14,278		Federal Home Loan Mortgage Corp. REMIC 1384 D, 7.000%, 9/15/2022	16,318
5,282		Federal Home Loan Mortgage Corp. REMIC 1595 D, 7.000%, 10/15/2013	5,467
29,631		Federal Home Loan Mortgage Corp. REMIC 2497 JH, 6.000%, 9/15/2032	33,138
31,498		Federal National Mortgage Association REMIC 1993-113 SB, 9.748%, 7/25/2023	37,383
2,886		Federal National Mortgage Association REMIC 2001-37 GA, 8.000%, 7/25/2016	3,130
7,317		Federal National Mortgage Association REMIC 2003-35 UC, 3.750%, 5/25/2033	7,688
23,051		Government National Mortgage Association REMIC 2002-17 B, 6.000%, 3/20/2032	25,792
50,000	[2,3]	Morgan Stanley Capital I 2011-C1 B, 5.423%, 9/15/2047	45,631
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $633,018)	593,088
		Corporate Bonds – 11.6%
		Basic Industry - Chemicals – 0.4%
100,000		Albemarle Corp., Sr. Note, 5.100%, 02/01/2015	108,938
70,000		Dow Chemical Co., Note, 8.550%, 05/15/2019	92,306
2,000		Du Pont (E.I.) de Nemours & Co., 5.000%, 01/15/2013	2,113
30,000		Du Pont (E.I.) de Nemours & Co., 6.000%, 07/15/2018	36,646
20,000	[2,3]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.000%, 12/07/2015	20,450
35,000	[2,3]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.000%, 12/10/2019	38,734

Principal Amount or Shares			Value
$70,000		RPM International, Inc., 6.500%, 02/15/2018	78,358
20,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	21,721
75,000		Rohm & Haas Co., 6.000%, 09/15/2017	85,371
30,000		Sherwin-Williams Co., 3.125%, 12/15/2014	31,758
		TOTAL	516,395
		Basic Industry - Metals & Mining – 0.4%
50,000		Alcan, Inc., 5.000%, 06/01/2015	55,033
85,000		Alcoa, Inc., Note, 5.550%, 02/01/2017	89,911
80,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 06/01/2019	102,669
15,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 04/15/2040	14,853
10,000		ArcelorMittal, 6.125%, 06/01/2018	10,308
40,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.200%, 07/15/2021	39,601
50,000		Newmont Mining Corp., Company Guarantee, 5.875%, 04/01/2035	59,114
85,000		Rio Tinto Finance USA Ltd., Company Guarantee, 6.500%, 07/15/2018	102,648
20,000		Southern Copper Corp., Note, 6.750%, 04/16/2040	21,309
60,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.500%, 04/15/2020	67,994
		TOTAL	563,440
		Basic Industry - Paper – 0.1%
20,000		International Paper Co., Bond, 7.300%, 11/15/2039	23,832
20,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.700%, 03/15/2021	20,101
50,000		Weyerhaeuser Co., Deb., 7.375%, 03/15/2032	50,377
		TOTAL	94,310
		Capital Goods - Aerospace & Defense – 0.1%
50,000	[2,3]	BAE Systems Holdings, Inc, Series 144A, 5.200%, 08/15/2015	54,133
40,000		Goodrich Corp., Sr. Unsecd. Note, 3.600%, 02/01/2021	41,317
20,000		Raytheon Co., Sr. Note, 4.400%, 02/15/2020	21,976
		TOTAL	117,426
		Capital Goods - Building Materials – 0.0%
40,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 04/20/2020	46,143
		Capital Goods - Diversified Manufacturing – 0.5%
15,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 04/15/2020	15,232
60,000		Dover Corp., Note, 5.450%, 03/15/2018	70,288
30,000		Emerson Electric Co., 4.875%, 10/15/2019	34,525
160,000		Harsco Corp., 5.750%, 05/15/2018	183,197
80,000		Hubbell, Inc., 5.950%, 06/01/2018	94,104
60,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 08/15/2018	73,346
50,000		Pentair, Inc., Company Guarantee, 5.000%, 05/15/2021	52,279
90,000		Roper Industries, Inc., 6.625%, 08/15/2013	97,090
40,000	[2,3]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.000%, 02/15/2067	30,600
15,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	17,279
45,000		Tyco International Finance SA, Note, 4.125%, 10/15/2014	48,244
		TOTAL	716,184
		Capital Goods - Environmental – 0.1%
85,000		Republic Services, Inc., Company Guarantee, Series WI, 5.500%, 09/15/2019	97,553
25,000		Waste Management, Inc., 7.375%, 03/11/2019	31,477
		TOTAL	129,030
		Capital Goods - Packaging – 0.0%
30,000		Sonoco Products Co., Sr. Unsecd. Note, 5.750%, 11/01/2040	31,558

Principal Amount or Shares			Value
		Communications - Media & Cable – 0.2%
$20,000		Cox Communications, Inc., 7.125%, 10/01/2012	21,137
75,000		Cox Communications, Inc., Unsecd. Note, 5.450%, 12/15/2014	83,852
50,000		DIRECTV Holdings LLC, Company Guarantee, 6.375%, 03/01/2041	60,529
30,000		Time Warner Cable, Inc., Company Guarantee, 8.250%, 04/01/2019	38,265
		TOTAL	203,783
		Communications - Media Noncable – 0.2%
25,000		Discovery Communications LLC, Company Guarantee, 5.050%, 06/01/2020	27,767
25,000		Moody's Corp., Sr. Unsecd. Note, 5.500%, 09/01/2020	27,048
75,000		News America Holdings, Inc., Company Guarantee, 8.000%, 10/17/2016	90,813
100,000	[2,3]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.000%, 05/17/2016	105,760
		TOTAL	251,388
		Communications - Telecom Wireless – 0.3%
100,000		America Movil S.A.B. de C.V., Note, 5.750%, 01/15/2015	110,913
100,000	[2,3]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 01/15/2017	109,247
30,000	[2,3]	SBA Tower Trust, Series 144A, 5.101%, 04/15/2017	32,503
100,000		Vodafone Group PLC, Note, 5.625%, 02/27/2017	118,196
		TOTAL	370,859
		Communications - Telecom Wirelines – 0.1%
40,000		France Telecom SA, Sr. Unsecd. Note, 5.375%, 07/08/2019	45,307
30,000		Telefonica Emisiones Sau, Company Guarantee, 5.462%, 02/16/2021	30,590
60,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.350%, 04/01/2019	74,009
		TOTAL	149,906
		Consumer Cyclical - Automotive – 0.3%
100,000	[2,3]	American Honda Finance, Series 144A, 4.625%, 04/02/2013	104,768
75,000		DaimlerChrysler North America Holding Corp., 6.500%, 11/15/2013	82,630
10,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.500%, 01/18/2031	14,454
20,000	[2,3]	Harley-Davidson Financial, Company Guarantee, Series 144A, 3.875%, 03/15/2016	20,720
25,000		Johnson Controls, Inc., Sr. Unsecd. Note, 5.000%, 03/30/2020	27,823
80,000	[2,3]	Nissan Motor Acceptance Corp., Note, Series 144A, 4.500%, 01/30/2015	84,462
20,000	[2,3]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.600%, 04/12/2016	19,561
		TOTAL	354,418
		Consumer Cyclical - Entertainment – 0.3%
200,000	[2]	Football Trust V, Pass Thru Cert., Series 144A, 5.350%, 10/05/2020	225,361
90,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.150%, 04/30/2020	101,095
60,000		Time Warner, Inc., Company Guarantee, 6.200%, 03/15/2040	71,078
40,000		Time Warner, Inc., Company Guarantee, 6.250%, 03/29/2041	47,671
10,000		Viacom, Inc., Sr. Unsecd. Note, 3.500%, 04/01/2017	10,504
		TOTAL	455,709
		Consumer Cyclical - Lodging – 0.0%
50,000		Choice Hotels International, Inc., Company Guarantee, 5.700%, 08/28/2020	54,931
		Consumer Cyclical - Retailers – 0.2%
70,000		Best Buy Co., Inc., Sr. Unsecd. Note, 6.750%, 07/15/2013	74,580
30,000		Home Depot, Inc., Sr. Unsecd. Note, 5.950%, 04/01/2041	36,660
85,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.750%, 02/15/2018	83,406
10,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 01/14/2021	10,267
20,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 5.625%, 04/15/2041	24,942
40,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 6.200%, 04/15/2038	52,850
		TOTAL	282,705

Principal Amount or Shares			Value
		Consumer Cyclical - Services – 0.0%
$10,000		eBay, Inc., Sr. Unsecd. Note, 3.250%, 10/15/2020	10,107
15,000		Expedia, Inc., Company Guarantee, 5.950%, 08/15/2020	15,245
10,000		University of Southern California, Sr. Unsecd. Note, 5.250%, 10/01/2111	11,505
		TOTAL	36,857
		Consumer Non-Cyclical - Food/Beverage – 0.8%
100,000	[2,3]	Bacardi Ltd., Sr. Note, Series 144A, 7.450%, 04/01/2014	114,107
100,000		Bottling Group LLC, Note, 5.500%, 04/01/2016	117,274
30,000	[2,3]	Coca-Cola Company, Sr. Note, Series 144A, 1.800%, 09/01/2016	30,287
60,000		Diageo Capital PLC, Company Guarantee, 7.375%, 01/15/2014	68,300
30,000		Dr. Pepper Snapple Group, Inc., Company Guarantee, 2.350%, 12/21/2012	30,513
90,000		General Mills, Inc., Note, 5.700%, 02/15/2017	105,387
135,000		Kellogg Co., 4.250%, 03/06/2013	140,907
40,000		Kellogg Co., Sr. Unsub., 5.125%, 12/03/2012	41,912
75,000		Kraft Foods, Inc., Note, 5.250%, 10/01/2013	79,971
110,000		Kraft Foods, Inc., Note, 6.250%, 06/01/2012	113,494
90,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 02/01/2018	106,527
75,000		PepsiCo, Inc., 4.650%, 02/15/2013	78,978
20,000		Ralcorp Holdings, Inc., Sr. Secd. Note, 6.625%, 08/15/2039	20,183
20,000		Sysco Corp., Sr. Note, 5.375%, 03/17/2019	23,484
50,000		Sysco Corp., Sr. Unsecd. Note, 4.200%, 02/12/2013	52,186
		TOTAL	1,123,510
		Consumer Non-Cyclical - Health Care – 0.3%
40,000		Baxter International, Inc., 6.250%, 12/01/2037	53,685
50,000		Boston Scientific Corp., 4.500%, 01/15/2015	52,730
75,000		Boston Scientific Corp., 6.000%, 01/15/2020	84,118
20,000		Express Scripts, Inc., Sr. Unsecd. Note, 7.250%, 06/15/2019	24,676
40,000		Life Technologies Corp., Sr. Note, 3.375%, 03/01/2013	40,877
90,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 6.400%, 07/01/2017	106,844
50,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.150%, 12/28/2012	50,836
10,000		Zimmer Holdings, Inc., Sr. Note, 5.750%, 11/30/2039	11,805
		TOTAL	425,571
		Consumer Non-Cyclical - Pharmaceuticals – 0.1%
40,000		Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	41,200
10,000		Dentsply International, Inc., Sr. Unsecd. Note, 2.750%, 08/15/2016	10,170
40,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 4.500%, 04/01/2021	42,896
30,000		Pfizer, Inc., Sr. Unsecd. Note, 6.200%, 03/15/2019	37,817
		TOTAL	132,083
		Consumer Non-Cyclical - Products – 0.1%
10,000		Clorox Co., Sr. Unsecd. Note, 3.550%, 11/01/2015	10,473
20,000		Hasbro, Inc., Sr. Unsecd. Note, 6.350%, 03/15/2040	21,542
80,000		Whirlpool Corp., Series MTN, 5.500%, 03/01/2013	83,617
		TOTAL	115,632
		Consumer Non-Cyclical - Supermarkets – 0.0%
40,000		Kroger Co., Bond, 6.900%, 04/15/2038	52,010
		Consumer Non-Cyclical - Tobacco – 0.1%
70,000		Altria Group, Inc., 9.250%, 08/06/2019	93,741
10,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.000%, 08/04/2041	11,150
30,000		Philip Morris International, Inc., 5.650%, 05/16/2018	35,707
		TOTAL	140,598

Principal Amount or Shares			Value
		Energy - Independent – 0.4%
$100,000		Apache Corp., Sr. Unsecd. Note, 5.100%, 09/01/2040	118,701
50,000		Canadian Natural Resources Ltd., 4.900%, 12/01/2014	55,163
30,000		EOG Resources, Inc., Note, 5.625%, 06/01/2019	35,640
50,000	[2,3]	Petroleos Mexicanos, Company Guarantee, Series 144A, 6.500%, 06/02/2041	53,625
15,000		Petroleos Mexicanos, Company Guarantee, Series WI, 6.000%, 03/05/2020	16,761
10,000		Talisman Energy, Inc., Sr. Unsecd. Note, 3.750%, 02/01/2021	9,974
75,000		XTO Energy, Inc., 6.375%, 06/15/2038	106,308
60,000		XTO Energy, Inc., 6.750%, 08/01/2037	88,215
		TOTAL	484,387
		Energy - Integrated – 0.3%
30,000		BP Capital Markets America, Inc., Company Guarantee, 4.200%, 06/15/2018	30,863
20,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/01/2015	21,059
40,000		BP Capital Markets PLC, Company Guarantee, 4.742%, 03/11/2021	44,992
100,000		Hess Corp., Sr. Unsecd. Note, 5.600%, 02/15/2041	113,572
100,000		Husky Oil Ltd., Deb., 7.550%, 11/15/2016	121,621
30,000		Petrobras International Finance Co., Company Guarantee, 6.750%, 01/27/2041	34,590
		TOTAL	366,697
		Energy - Oil Field Services – 0.1%
15,000		Nabors Industries, Inc., Company Guarantee, 5.000%, 09/15/2020	15,554
15,000		Nabors Industries, Inc., Company Guarantee, 9.250%, 01/15/2019	19,078
20,000	[2,3]	Nabors Industries, Inc., Company Guarantee, Series 144A, 4.625%, 09/15/2021	19,491
15,000		Noble Holding International Ltd., Company Guarantee, 4.900%, 08/01/2020	16,262
10,000	[2,3]	Schlumberger Investment S, Company Guarantee, Series 144A, 1.950%, 09/14/2016	10,038
80,000		Weatherford International Ltd., 6.000%, 03/15/2018	89,648
		TOTAL	170,071
		Energy - Refining – 0.1%
10,000	[2,3]	Marathon Petroleum Corp., Sr. Unsecd. Note, Series 144A, 6.500%, 03/01/2041	11,697
115,000		Valero Energy Corp., 7.500%, 04/15/2032	139,169
10,000		Valero Energy Corp., 9.375%, 03/15/2019	13,029
35,000		Valero Energy Corp., Note, 4.750%, 04/01/2014	37,614
		TOTAL	201,509
		Financial Institution - Banking – 1.4%
40,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 03/28/2016	41,358
60,000		Bank of America Corp., Note, 4.500%, 04/01/2015	59,384
20,000		Bank of America Corp., Sr. Unsecd. Note, 5.000%, 05/13/2021	18,830
20,000		Bank of America Corp., Sr. Unsecd. Note, 5.875%, 01/05/2021	19,703
125,000	[2,3]	Barclays Bank PLC, Series 144A, 5.926%, 09/29/2049	101,250
50,000		Capital One Financial Corp., Sr. Note, 7.375%, 05/23/2014	56,186
100,000		Citigroup, Inc., Sr. Unsecd. Note, 4.587%, 12/15/2015	104,405
20,000		Citigroup, Inc., Sr. Unsecd. Note, 6.000%, 12/13/2013	21,211
155,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 03/05/2038	193,114
25,000		City National Corp., Note, 5.250%, 09/15/2020	24,502
40,000	[2,3]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 3.750%, 10/15/2014	41,690
40,000		Deutsche Bank AG London, Sr. Unsecd. Note, Series 1, 3.250%, 01/11/2016	41,055
20,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 01/25/2016	20,588
25,000		Goldman Sachs Group, Inc., 6.125%, 02/15/2033	25,265
75,000		Goldman Sachs Group, Inc., Bond, 5.150%, 01/15/2014	78,134
50,000		Goldman Sachs Group, Inc., Series MTN, 6.000%, 05/01/2014	53,587
70,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.125%, 01/15/2015	73,306

Principal Amount or Shares			Value
$30,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.150%, 04/01/2018	32,035
50,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.100%, 04/05/2021	54,419
10,000		Huntington Bancshares, Inc., Sub. Note, 7.000%, 12/15/2020	11,240
90,000		M & T Bank Corp., 5.375%, 05/24/2012	92,152
35,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.950%, 12/28/2017	35,745
70,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.000%, 04/28/2015	73,142
110,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.625%, 04/01/2018	115,083
30,000		Northern Trust Corp., 4.625%, 05/01/2014	32,513
100,000		PNC Funding Corp., Sub. Note, 5.625%, 02/01/2017	110,547
100,000	[2,3]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/07/2015	93,082
20,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 3.600%, 04/15/2016	20,445
25,000		Suntrust Capital VIII, Jr. Sub. Note, 6.100%, 12/15/2036	24,703
30,000		Wachovia Corp., 5.750%, 02/01/2018	34,214
70,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	74,732
100,000		Wilmington Trust Corp., Sub. Note, 8.500%, 04/02/2018	121,094
		TOTAL	1,898,714
		Financial Institution - Brokerage – 0.5%
20,000	[2,3]	CME Group Index Services LLC, Company Guarantee, Series 144A, 4.400%, 03/15/2018	21,710
20,000	[2,3]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	20,064
45,000		Charles Schwab Corp., Sr. Unsecd. Note, 4.950%, 06/01/2014	49,261
120,000		Eaton Vance Corp., 6.500%, 10/02/2017	137,049
150,000	[2,3]	FMR LLC, Bond, Series 144A, 7.570%, 06/15/2029	178,191
80,000		Janus Capital Group, Inc., Sr. Note, 6.700%, 06/15/2017	84,555
25,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.875%, 04/15/2021	24,241
60,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.500%, 07/15/2019	65,457
55,000		Raymond James Financial, Inc., 8.600%, 08/15/2019	65,570
50,000		TD Ameritrade Holding Corp., Company Guarantee, 4.150%, 12/01/2014	53,308
		TOTAL	699,406
		Financial Institution - Finance Noncaptive – 0.3%
65,000		American Express Co., Sr. Unsecd. Note, 8.125%, 05/20/2019	83,792
120,000		Capital One Capital IV, 6.745%, 02/17/2037	117,000
5,000		Capital One Capital V, 10.250%, 08/15/2039	5,206
10,000		Capital One Capital VI, 8.875%, 05/15/2040	10,457
100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	88,500
200,000	[2,3]	ILFC E-Capital Trust I, Floating Rate Note - Sr. Sub Note, Series 144A, 4.770%, 12/21/2065	137,676
		TOTAL	442,631
		Financial Institution - Insurance - Health – 0.1%
50,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.000%, 02/15/2018	59,610
50,000		Wellpoint, Inc., 5.850%, 01/15/2036	57,738
		TOTAL	117,348
		Financial Institution - Insurance - Life – 0.5%
100,000		AXA-UAP, Sub. Note, 8.600%, 12/15/2030	108,106
10,000		Aflac, Inc., Sr. Unsecd. Note, 6.900%, 12/17/2039	11,373
35,000		Aflac, Inc., Sr. Unsecd. Note, 8.500%, 05/15/2019	44,122
15,000		Lincoln National Corp., Sr. Note, 7.000%, 06/15/2040	16,942
80,000	[2,3]	Massachusetts Mutual Life Insurance, Sub. Note, Series 144A, 8.875%, 06/01/2039	121,180
70,000		MetLife, Inc., 6.750%, 06/01/2016	81,907
10,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 08/01/2039	13,150
50,000	[2,3]	New York Life Insurance Co, Sub. Note, Series 144A, 6.750%, 11/15/2039	64,479

Principal Amount or Shares			Value
$85,000	[2,3]	Pacific Life Global Fund, Sr. Secd. Note, Series 144A, 5.150%, 4/15/2013	89,127
15,000	[2,3]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 06/15/2040	18,020
85,000		Prudential Financial, Inc., Series MTN, 6.625%, 12/01/2037	100,206
50,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	56,664
		TOTAL	725,276
		Financial Institution - Insurance - P&C – 0.4%
90,000		ACE INA Holdings, Inc., 5.600%, 05/15/2015	100,946
1,000		ACE INA Holdings, Inc., Sr. Note, 5.700%, 02/15/2017	1,154
75,000		CNA Financial Corp., 6.500%, 08/15/2016	81,532
30,000		CNA Financial Corp., Sr. Unsecd. Note, 7.350%, 11/15/2019	33,197
20,000		Chubb Corp., Sr. Note, 5.750%, 05/15/2018	23,633
100,000	[2,3]	Liberty Mutual Group, Inc, Unsecd. Note, Series 144A, 5.750%, 03/15/2014	104,038
65,000	[2,3]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	79,223
50,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.500%, 12/01/2015	56,897
		TOTAL	480,620
		Financial Institution - REITs – 0.4%
40,000		AMB Property LP, Series MTN, 6.300%, 06/01/2013	41,873
15,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.700%, 03/15/2017	16,900
55,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	60,793
20,000		Equity One, Inc., Bond, 6.000%, 09/15/2017	20,844
20,000		Equity One, Inc., Sr. Unsecd. Note, 6.250%, 12/15/2014	21,320
40,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 04/15/2020	41,237
75,000		Liberty Property LP, 6.625%, 10/01/2017	84,813
100,000		Prologis, Sr. Unsecd. Note, 5.500%, 04/01/2012	100,826
20,000		Regency Centers LP, Company Guarantee, 4.800%, 04/15/2021	20,177
95,000		Simon Property Group LP, 6.125%, 05/30/2018	109,546
35,000		Simon Property Group LP, 6.750%, 05/15/2014	39,055
30,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 06/01/2020	33,122
		TOTAL	590,506
		Media - Non-Cable – 0.0%
10,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 10.000%, 07/15/2017	11,500
		Sovereign – 0.2%
40,000		Corp Andina De Fomento, Sr. Unsecd. Note, 3.750%, 01/15/2016	40,126
150,000		Province of Saskatchewan Canada, Unsecd. Note, 9.125%, 02/15/2021	227,923
		TOTAL	268,049
		Technology – 0.4%
40,000		BMC Software, Inc., 7.250%, 06/01/2018	46,161
50,000		Cisco Systems, Inc., Sr. Unsecd. Note, 3.150%, 03/14/2017	53,892
60,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.500%, 02/22/2016	69,848
100,000		Dell Computer Corp., Deb., 7.100%, 04/15/2028	126,101
90,000		Fiserv, Inc., Sr. Note, 6.800%, 11/20/2017	104,695
100,000		IBM Corp., Deb., 8.375%, 11/01/2019	141,297
10,000		Juniper Networks, Inc., Sr. Unsecd. Note, 5.950%, 03/15/2041	11,048
30,000		Maxim Integrated Products, Inc., Note, 3.450%, 06/14/2013	30,926
		TOTAL	583,968
		Transportation - Airlines – 0.1%
75,000		Southwest Airlines Co., 6.500%, 03/01/2012	76,266
70,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 03/01/2017	73,927
		TOTAL	150,193

Principal Amount or Shares			Value
		Transportation - Railroads – 0.2%
$75,000		Burlington Northern Santa Fe Corp., 4.875%, 01/15/2015	82,537
50,000		Burlington Northern Santa Fe Corp., Deb., 5.750%, 05/01/2040	59,896
100,000		Canadian Pacific RR, 7.125%, 10/15/2031	125,864
		TOTAL	268,297
		Transportation - Services – 0.1%
90,000	[2,3]	Enterprise Rent-A-Car USA, Series 144A, 6.375%, 10/15/2017	105,232
60,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.150%, 03/02/2015	61,727
30,000		United Parcel Service, Inc., Sr. Unsecd. Note, 3.125%, 01/15/2021	31,564
		TOTAL	198,523
		Utility - Electric – 1.0%
70,000		Appalachian Power Co., Sr. Unsecd. Note, 7.950%, 01/15/2020	91,773
100,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	108,201
5,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.650%, 04/01/2019	6,319
10,000		Duke Energy Ohio, Inc., 1st Mtg. Bond, 2.100%, 06/15/2013	10,209
45,000	[2,3]	Electricite De France SA, Note, Series 144A, 5.600%, 01/27/2040	49,450
100,000		Exelon Generation Co. LLC, Note, 5.350%, 01/15/2014	107,886
50,000		FirstEnergy Solutions Corp., Company Guarantee, 4.800%, 02/15/2015	53,674
40,000		FirstEnergy Solutions Corp., Company Guarantee, 6.050%, 08/15/2021	45,508
10,000		Great Plains Energy, Inc., Note, 4.850%, 06/01/2021	10,541
30,123	[2,3]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 07/01/2017	33,859
25,000		KCP&L Greater Missouri Operations Co., Sr. Unsecd. Note, 11.875%, 07/01/2012	26,659
90,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.500%, 07/01/2013	97,012
80,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.250%, 03/01/2018	94,244
50,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.000%, 12/15/2036	57,851
20,000		PSEG Power LLC, Company Guarantee, 2.500%, 04/15/2013	20,253
75,000		PSI Energy, Inc., Bond, 6.050%, 06/15/2016	87,578
50,000		Progress Energy, Inc., 7.050%, 03/15/2019	62,548
10,000		TECO Finance, Inc., Company Guarantee, 5.150%, 03/15/2020	11,064
40,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/01/2020	41,075
90,000		Union Electric Co., 6.000%, 04/01/2018	105,824
80,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.000%, 06/30/2019	91,060
90,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.100%, 11/30/2012	94,383
		TOTAL	1,306,971
		Utility - Natural Gas Distributor – 0.1%
40,000		Atmos Energy Corp., 5.125%, 01/15/2013	41,985
20,000		Atmos Energy Corp., 8.500%, 03/15/2019	26,829
10,000	[2,3]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.450%, 07/15/2020	11,163
55,000		Sempra Energy, Sr. Unsecd. Note, 6.500%, 06/01/2016	64,699
		TOTAL	144,676
		Utility - Natural Gas Pipelines – 0.4%
75,000		Duke Capital Corp., Sr. Note, 6.250%, 02/15/2013	79,471
40,000		Enbridge, Inc., Sr. Note, 5.600%, 04/01/2017	45,861
65,000		Enterprise Products Operating LLC, Company Guarantee, Series O, 9.750%, 01/31/2014	75,987
100,000		Enterprise Products Operating LP, Company Guarantee, 5.900%, 04/15/2013	105,928
80,000		Kinder Morgan Energy Partners LP, Note, 6.550%, 09/15/2040	94,604
40,000		Williams Partners LP, 5.250%, 03/15/2020	44,397
30,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	30,950
		TOTAL	477,198
		TOTAL CORPORATE BONDS (IDENTIFIED COST $14,462,266)	15,950,986

Principal Amount or Shares			Value
		FOREIGN GOVERNMENT/AGENCY – 0.1%
		Sovereign – 0.1%
75,000		United Mexican States, 6.625%, 03/03/2015 (IDENTIFIED COST $78,382)	85,500
		GOVERNMENT AGENCY – 0.9%
$1,000,000		Federal Home Loan Mortgage Corp., 5.125%, 11/17/2017 (IDENTIFIED COST $1,194,303)	1,201,991
		Mortgage-Backed Securities – 0.0%
		Federal National Mortgage Association – 0.0%
3,867		Federal National Mortgage Association Pool 408761, 7.000%, 12/1/2012	3,971
4,352		Federal National Mortgage Association Pool 512255, 7.500%, 9/1/2014	4,630
7,187		Federal National Mortgage Association Pool 609554, 7.500%, 10/1/2016	7,899
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $15,914)	16,500
		MUNICIPAL SECURITY – 0.1%
		Municipal Services – 0.1%
70,000		Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.720%, 12/01/2038 (IDENTIFIED COST $70,000)	83,784
		U.S. Treasury – 6.0%
1,035,530		U.S. Treasury Inflation-Protected Note, Series A-2021, 1.125%, 1/15/2021	1,142,117
5,350,000		United States Treasury Note, 1.000%, 9/30/2016	5,361,221
800,000		United States Treasury Note, 1.500%, 8/31/2018	798,290
850,000		United States Treasury Note, 2.125%, 8/15/2021	849,469
150,000	[4]	United States Treasury Note, 4.125%, 5/15/2015	168,908
		TOTAL U.S. TREASURY (IDENTIFIED COST $8,245,347)	8,320,005
		EXCHANGE-TRADED FUND – 1.0%
28,000		iShares MSCI EAFE Index Fund (IDENTIFIED COST $932,366)	1,466,360
		MUTUAL FUNDS – 24.4%[5]
38,841		Emerging Markets Fixed Income Core Fund	1,146,790
1,287,627		Federated Mortgage Core Portfolio	13,108,043
101,411		Federated Project and Trade Finance Core Fund	1,017,155
15,339,805	[6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.18%	15,339,805
468,445		High Yield Bond Portfolio	3,002,734
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $32,769,355)	33,614,527
		TOTAL INVESTMENTS — 103.9% (IDENTIFIED COST $137,729,347)[7]	143,013,422
		OTHER ASSETS AND LIABILITIES - NET — (3.9)%[8]	(5,418,598)
		TOTAL NET ASSETS — 100%	$137,594,824

At October 31, 2011, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[1] United States Treasury Bond 30-Year Long Futures	12	$1,668,375	December 2011	$15,158
[1] United States Treasury Note 5-Year Long Futures	20	$2,452,188	December 2011	$2,157
[1] United States Treasury Note 10-Year Long Futures	55	$7,098,438	December 2011	$3,457
[1] United States Treasury Note 2-Year Short Futures	100	$22,028,125	December 2011	$18,533
UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$39,305

At October 31, 2011, the Fund had the following open swap contract:

Credit Default Swap Counterparty	Banc of America Securities LLC
Reference Entity	Series 15 Investment Grade Index
Buy/Sell	Buy
Pay/Receive Fixed Rate	1.00%
Expiration Date	12/20/2015
Implied Credit Spread at 10/31/2011[9]	1.24%
Notional Amount	$5,000,000
Market Value	$15,890
Upfront Premiums Received	$31,216
Unrealized Appreciation	$47,106

Unrealized Appreciation on Futures Contracts and Swap Contract is included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2011, these restricted securities amounted to $2,859,572, which represented 2.1% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2011, these liquid restricted securities amounted to $2,634,211, which represented 1.9% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at October 31, 2011, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/05/2020	3/24/2010	$200,000	$225,361
4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	Affiliated holdings.
6	7-Day net yield.
7	At October 31, 2011, the cost of investments for federal tax purposes was $137,729,537. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts and swap contracts was $5,283,885. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,635,443 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,351,558.
8	Assets, other than investments in securities, less liabilities.
9	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds[1]	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$80,482,142	$ —	$ —	$80,482,142
International	143,691	—	—	143,691
Debt Securities:
Asset-Backed Securities	—	1,054,848	—	1,054,848
Collateralized Mortgage Obligations	—	593,088	—	593,088
Corporate Bonds	—	15,950,986	—	15,950,986
Foreign Government/Agency	—	85,500	—	85,500
Government Agency	—	1,201,991	—	1,201,991
Mortgage-Backed Securities	—	16,500	—	16,500
Municipal Security	—	83,784	—	83,784
U.S. Treasury	—	8,320,005	—	8,320,005
Exchange-Traded Fund	1,466,360	—	—	1,466,360
Mutual Funds	32,597,372	1,017,155	—	33,614,527
TOTAL SECURITIES	$114,689,565	$28,323,857	$ —	$143,013,422
OTHER FINANCIAL INSTRUMENTS[2]	$39,305	$15,890	$ —	$55,195
1	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
2	Other financial instruments include futures contracts and a swap contract.

The following acronyms are used throughout this portfolio:

GO	— General Obligation
MTN	— Medium Term Note
REIT(s)	— Real Estate Investment Trust(s)
REMIC	— Real Estate Mortgage Investment Conduit

Federated MDT Large Cap Growth Fund

Portfolio of Investments

October 31, 2011 (unaudited)

Shares			Value
		COMMON STOCKS – 98.3%
		Airline - National – 0.4%
12,026	[1]	United Continental Holdings, Inc.	232,342
		Airlines – 0.3%
17,014	[1]	Delta Air Lines, Inc.	144,959
		Apparel – 0.2%
1,267	[1]	Under Armour, Inc., Class A	106,947
		Auto Manufacturing – 1.6%
62,027	[1]	Ford Motor Co.	724,475
4,859	[1]	TRW Automotive Holdings Corp.	204,564
		TOTAL	929,039
		Baking – 0.3%
8,232		Flowers Foods, Inc.	166,204
		Biotechnology – 7.6%
15,573	[1]	Alexion Pharmaceuticals, Inc.	1,051,333
20,592	[1]	BioMarin Pharmaceutical, Inc.	702,393
24,364	[1]	Celgene Corp.	1,579,518
26,733	[1]	Vertex Pharmaceuticals, Inc.	1,058,360
		TOTAL	4,391,604
		Broadcasting – 3.0%
25,104	[1]	American Tower Corp.	1,383,231
3,946	[1]	DIRECTV Group, Inc., Class A	179,385
8,166	[1]	DISH Network Corp., Class A	197,372
		TOTAL	1,759,988
		Building Materials – 0.3%
5,251		Lennox International, Inc.	169,030
		Cable & Wireless Television – 0.7%
9,866	[1]	Discovery Communications, Inc.	428,776
		Cable TV – 0.3%
3,636	[1]	Charter Communications, Inc.	167,038
		Commodity Chemicals – 4.0%
25,101		PPG Industries, Inc.	2,168,977
6,401		RPM International, Inc.	143,831
		TOTAL	2,312,808
		Computer Services – 1.6%
12,843	[1]	Cognizant Technology Solutions Corp.	934,328
		Computers - High End – 1.0%
3,228		IBM Corp.	595,986
		Computers - Low End – 5.5%
5,470	[1]	Apple, Inc.	2,214,147
61,950	[1]	Dell, Inc.	979,429
		TOTAL	3,193,576
		Construction Machinery – 1.0%
6,741		Joy Global, Inc.	587,815
		Cosmetics & Toiletries – 3.4%
25,902		Avon Products, Inc.	473,488
5,728		Estee Lauder Cos., Inc., Class A	563,922
1

Shares			Value
13,983	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	940,916
		TOTAL	1,978,326
		Crude Oil & Gas Production – 3.6%
16,651		Cabot Oil & Gas Corp., Class A	1,294,116
9,274		SM Energy Co.	768,907
		TOTAL	2,063,023
		Defense Aerospace – 1.7%
10,717	[1]	Transdigm Group, Inc.	1,006,541
		Discount Department Stores – 5.0%
50,934		Wal-Mart Stores, Inc.	2,888,976
		Diversified Leisure – 2.3%
28,476	[1]	Las Vegas Sands Corp.	1,336,948
		Drug Store – 0.5%
9,245		Walgreen Co.	306,934
		Electric & Electronic Original Equipment Manufacturers – 0.5%
11,120	[1]	General Cable Corp.	311,805
		Electrical Equipment – 0.5%
6,428	[1]	WESCO International, Inc.	311,501
		Electronic Instruments – 0.7%
10,403	[1]	Trimble Navigation Ltd.	420,385
		Ethical Drugs – 1.7%
6,492		Abbott Laboratories	349,724
14,556	[1]	United Therapeutics Corp.	636,534
		TOTAL	986,258
		Financial Services – 3.4%
3,689		Mastercard, Inc.	1,280,968
7,661		Visa, Inc., Class A	714,465
		TOTAL	1,995,433
		Food Wholesaling – 2.2%
46,492		Sysco Corp.	1,288,758
		Grocery Chain – 1.8%
45,875		Kroger Co.	1,063,383
		Home Health Care – 0.6%
5,634	[1]	Amerigroup Corp.	313,419
		Home Products – 0.2%
1,992		Tupperware Brands Corp.	112,628
		Hotels and Motels – 2.1%
9,183		Wynn Resorts Ltd.	1,219,502
		Industrial Machinery – 0.0%
394	[1]	Polypore International, Inc.	20,665
		Internet Services – 2.2%
554	[1]	Google, Inc.	328,322
1,883	[1]	Priceline.com, Inc.	956,037
		TOTAL	1,284,359
		Internet Software & Services – 1.7%
23,741	[1]	Rackspace Hosting, Inc.	982,640
		Medical Technology – 0.6%
9,434		Medtronic, Inc.	327,737
		Miscellaneous Food Products – 0.9%
11,103		Corn Products International, Inc.	538,496
2

Shares			Value
		Office Equipment – 0.4%
11,524		Pitney Bowes, Inc.	234,859
		Office Supplies – 0.5%
11,485		Avery Dennison Corp.	305,501
		Oil Refiner – 1.4%
26,301		HollyFrontier Corp.	807,178
		Oil Service, Explore & Drill – 0.4%
3,968		Helmerich & Payne, Inc.	211,018
		Oil Well Supply – 3.4%
20,923		Baker Hughes, Inc.	1,213,325
5,140		Carbo Ceramics, Inc.	698,269
1,796	[1]	Superior Energy Services, Inc.	50,503
		TOTAL	1,962,097
		Other Communications Equipment – 1.2%
18,017		Harris Corp.	680,142
		Paint & Related Materials – 2.5%
17,152		Sherwin-Williams Co.	1,418,642
		Printed Circuit Boards – 0.1%
3,777		Jabil Circuit, Inc.	77,655
		Printing – 0.3%
11,646		Donnelley (R.R.) & Sons Co.	189,830
		Restaurant – 1.2%
2,134	[1]	Chipotle Mexican Grill, Inc.	717,280
		Semiconductor Manufacturing – 0.6%
6,864	[1]	IPG Photonics Corp.	362,831
		Shoes – 1.0%
5,086	[1]	Deckers Outdoor Corp.	586,111
		Soft Drinks – 4.5%
33,494		Coca-Cola Enterprises, Inc.	898,309
26,130		Dr. Pepper Snapple Group, Inc.	978,569
11,717		PepsiCo, Inc.	737,585
		TOTAL	2,614,463
		Software Packaged/Custom – 9.0%
35,613		CA, Inc.	771,378
4,389	[1]	F5 Networks, Inc.	456,237
5,465	[1]	Informatica Corp.	248,657
15,784	[1]	Red Hat, Inc.	783,676
3,896	[1]	Rovi Corp.	193,008
72,150	[1]	Symantec Corp.	1,227,288
15,888	[1]	VMware, Inc., Class A	1,553,052
		TOTAL	5,233,296
		Specialty Chemicals – 0.8%
9,601	[1]	Rockwood Holdings, Inc.	442,030
		Specialty Machinery – 1.9%
14,442		Gardner Denver, Inc.	1,116,800
		Specialty Retailing – 1.9%
11,240		Expedia, Inc.	295,162
15,843		Nordstrom, Inc.	803,082
		TOTAL	1,098,244
		Telecommunication Equipment & Services – 0.6%
6,722		Qualcomm, Inc.	346,855
3

Shares			Value
		Truck Manufacturing – 0.5%
6,937	[1]	Navistar International Corp.	291,840
		Undesignated Consumer Cyclicals – 1.1%
9,937	[1]	Apollo Group, Inc., Class A	470,517
2,505	[1]	ITT Educational Services, Inc.	155,210
		TOTAL	625,727
		Undesignated Health – 1.3%
12,144	[1]	Cerner Corp.	770,294
		Wireless Telecommunication Services – 0.3%
19,023	[1]	MetroPCS Communications, Inc.	161,696
		TOTAL COMMON STOCKS (IDENTIFIED COST $54,439,662)	57,132,546
		MUTUAL FUND – 1.8%
1,028,552	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.18% (AT NET ASSET VALUE)	1,028,552
		TOTAL INVESTMENTS — 100.1% (IDENTIFIED COST $55,468,214)[4]	58,161,098
		OTHER ASSETS AND LIABILITIES - NET — (0.1)%[5]	(33,084)
		TOTAL NET ASSETS — 100%	$58,128,014
1	Non-income producing security.
2	Affiliated holding.
3	7-Day net yield.
4	At October 31, 2011, the cost of investments for federal tax purposes was $55,468,214. The net unrealized appreciation of investments for federal tax purposes was $2,692,884. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,593,466 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,900,582.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

4

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of October 31, 2011, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

5

Federated MDT Small Cap Core Fund

Portfolio of Investments

October 31, 2011 (unaudited)

Shares			Value
		COMMON STOCKS – 99.0%
		Accident & Health Insurance – 0.1%
632	[1]	Triple-S Management Corp., Class B	12,008
		Airline - National – 0.6%
1,034	[1]	Atlas Air Worldwide Holdings, Inc.	39,830
3,493	[1]	US Airways Group, Inc.	20,154
		TOTAL	59,984
		Airline - Regional – 1.9%
2,139	[1]	Alaska Air Group, Inc.	142,308
2,772		SkyWest, Inc.	37,172
		TOTAL	179,480
		Apparel – 0.4%
1,862	[1]	Iconix Brand Group, Inc.	33,423
		Auto Original Equipment Manufacturers – 2.3%
7,063	[1]	American Axle & Manufacturing Holdings, Inc.	68,440
8,261	[1]	Dana Holding Corp.	116,811
2,193	[1]	Modine Manufacturing Co.	23,180
615		Superior Industries International, Inc.	11,248
		TOTAL	219,679
		Auto Part Replacement – 0.3%
1,860		Standard Motor Products, Inc.	28,923
		Auto Rentals – 0.8%
948	[1]	AMERCO	71,773
		Biotechnology – 0.7%
5,177	[1]	Cryolife, Inc.	23,866
1,055	[1]	Questcor Pharmaceuticals, Inc.	42,844
		TOTAL	66,710
		Business Software & Services – 0.5%
4,492	[1]	Convergys Corp.	48,064
		Carpets – 0.4%
4,860	[1]	Culp, Inc.	41,699
		Clothing Stores – 0.1%
1,596	[1]	Stein Mart, Inc.	11,571
		Cogeneration – 0.5%
1,085	[1]	Amtech Systems, Inc.	11,089
4,944	[1]	GT Advanced Technologies, Inc.	40,541
		TOTAL	51,630
		Commodity Chemicals – 1.4%
3,352	[1]	Georgia Gulf Corp.	60,672
1,326		Innospec, Inc.	40,045
180		Newmarket Corp.	34,945
		TOTAL	135,662
		Computer Networking – 0.6%
1,097		Black Box Corp.	30,705
8,144	[1]	Extreme Networks, Inc.	24,025
		TOTAL	54,730
		Computer Peripherals – 0.4%
5,888	[1]	RadiSys Corp.	34,504
1

Shares			Value
		Computer Services – 1.9%
2,463	[1]	CACI International, Inc., Class A	135,194
1,752	[1]	Unisys Corp.	45,535
		TOTAL	180,729
		Computer Stores – 1.2%
5,305	[1]	Insight Enterprises, Inc.	89,654
2,808	[1]	PC Connections, Inc.	23,447
		TOTAL	113,101
		Construction Machinery – 1.5%
1,730		NACCO Industries, Inc., Class A	142,033
		Contracting – 0.5%
2,314	[1]	Baker Michael Corp.	47,622
		Cosmetics & Toiletries – 0.7%
2,380	[1]	Revlon, Inc.	35,057
489	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	32,905
		TOTAL	67,962
		Crude Oil & Gas Production – 1.9%
4,352	[1]	CVR Energy, Inc.	107,755
2,826	[1]	Stone Energy Corp.	68,644
		TOTAL	176,399
		Dairy Products – 1.2%
3,517		Cal-Maine Foods, Inc.	117,186
		Defense Aerospace – 1.4%
2,298		AAR Corp.	45,799
2,055	[1]	Hexcel Corp.	50,779
568		Triumph Group, Inc.	33,001
		TOTAL	129,579
		Defense Electronics – 0.8%
3,908		Miller Industries, Inc.	79,880
		Department Stores – 0.9%
1,663		Dillards, Inc., Class A	85,694
		Discount Department Stores – 0.5%
624		PriceSmart, Inc.	47,449
		Diversified Leisure – 0.5%
4,874	[1]	Town Sports International Holdings, Inc.	42,306
		Diversified Tobacco – 0.2%
6,231	[1]	Alliance One International, Inc.	16,637
		Education & Training Services – 2.2%
4,334	[1]	Bridgepoint Education, Inc.	93,918
1,204	[1]	Capella Education Co.	41,911
855		Strayer Education, Inc.	72,855
		TOTAL	208,684
		Electric Utility – 0.3%
1,352		PNM Resources, Inc.	24,309
		Electrical Equipment – 1.6%
3,811	[1]	EnerSys, Inc.	85,862
2,828		Houston Wire & Cable Co.	36,113
1,378	[1]	SL Industries, Inc.	27,491
		TOTAL	149,466
		Electronics Stores – 0.0%
153	[1]	Rex Stores Corp.	2,791
2

Shares			Value
		Financial Services – 6.1%
7,427		Advance America Cash Advance, Inc.	62,610
898	[1]	America's Car-Mart, Inc.	29,975
13,936		Boston Private Financial Holdings	105,635
4,507		Deluxe Corp.	106,455
2,305		German American Bancorp	40,038
4,250		MainSource Financial Group, Inc.	39,865
4,805		Nelnet, Inc., Class A	103,211
3,682	[1]	PHH Corp.	67,933
341	[1]	Portfolio Recovery Associates, Inc.	23,918
		TOTAL	579,640
		Food & Staples Retailing – 1.1%
4,630	[1]	Susser Holdings Corp.	101,675
		Food Wholesaling – 0.4%
658		Nash Finch Co.	17,319
2,194	[1]	Omega Protein Corp.	23,761
		TOTAL	41,080
		Furniture – 0.5%
640	[1]	Tempur-Pedic International, Inc.	43,558
		Gas Distributor – 0.2%
519		Laclede Group, Inc.	20,822
		Generic Drugs – 1.8%
2,847	[1]	Hi-Tech Pharmacal Co., Inc.	101,126
2,377	[1]	Par Pharmaceutical Cos., Inc.	72,736
		TOTAL	173,862
		Greeting Cards – 0.5%
2,844		American Greetings Corp., Class A	45,532
		Health Care – 0.5%
1,403	[1]	USANA, Inc.	48,544
		Home Health Care – 2.2%
2,467	[1]	Amedisys, Inc.	32,392
1,995	[1]	LHC Group, Inc.	31,301
2,866	[1]	Wellcare Health Plans, Inc.	140,463
		TOTAL	204,156
		Hotels and Motels – 1.2%
6,339		Ameristar Casinos, Inc.	117,272
		Industrial Machinery – 0.0%
44		Twin Disc, Inc.	1,712
		Insurance Brokerage – 0.4%
654		AmTrust Financial Services, Inc.	16,599
2,486		Crawford & Co., Class B	17,675
		TOTAL	34,274
		Life Insurance – 1.7%
6,162		American Equity Investment Life Holding Co.	66,796
1,264		Delphi Financial Group, Inc., Class A	33,471
1,041		Primerica, Inc.	23,558
3,510		Symetra Financial Corp.	32,537
		TOTAL	156,362
		Machine Tools – 0.6%
2,019	[1]	Hurco Co., Inc.	52,736
		Magazine Publishing – 1.2%
4,042		Meredith Corp.	108,447
3

Shares			Value
		Mail Order – 0.6%
3,761	[1]	Systemax, Inc.	56,904
		Maritime – 0.4%
921		Golar LNG Ltd.	37,236
		Medical Supplies – 0.4%
1,842		Invacare Corp.	41,353
		Metal Fabrication – 1.0%
2,776	[1]	NN, Inc.	24,540
4,080		Worthington Industries, Inc.	70,502
		TOTAL	95,042
		Miscellaneous Communications – 0.3%
994		j2 Global Communications, Inc.	30,595
		Miscellaneous Components – 0.4%
2,324	[1]	Nanometrics, Inc.	39,229
		Miscellaneous Metals – 0.8%
587		Haynes International, Inc.	34,334
1,439	[1]	Materion Corp	38,047
		TOTAL	72,381
		Money Center Bank – 0.3%
238		International Bancshares Corp.	4,312
1,716		MidWestOne Financial Group, Inc.	24,539
		TOTAL	28,851
		Multi-Industry Basic – 0.2%
1,157		Olin Corp.	21,821
		Multi-Industry Capital Goods – 0.5%
1,458	[1]	Ceradyne, Inc.	48,785
		Multi-Line Insurance – 2.5%
867		Alterra Capital Holdings Ltd.	18,797
17,284	[1]	CNO Financial Group, Inc.	108,025
3,456		FBL Financial Group, Inc., Class A	112,838
		TOTAL	239,660
		Natural Gas Production – 0.7%
9,213	[1]	VAALCO Energy, Inc.	62,741
		Office Supplies – 0.4%
2,775		Ennis Business Forms, Inc.	40,598
		Oil Refiner – 1.3%
2,471		Alon USA Energy, Inc.	18,780
6,655	[1]	Western Refining, Inc.	106,347
		TOTAL	125,127
		Oil Service, Explore & Drill – 1.9%
559	[1]	Gulfmark Offshore, Inc.	23,249
7,843	[1]	Helix Energy Solutions Group, Inc.	141,645
3,199	[1]	Parker Drilling Co.	17,690
		TOTAL	182,584
		Oil Well Supply – 0.1%
611		RPC, Inc.	11,346
		Optical Reading Equipment – 0.4%
2,502	[1]	Newport Corp.	34,653
		Other Tobacco Products – 1.5%
3,338		Universal Corp.	142,933
4

Shares			Value
		Packaged Foods – 0.5%
4,242	[1]	Dole Food Co., Inc.	44,880
		Paint & Related Materials – 0.2%
2,288	[1]	Ferro Corp.	14,804
372		Fuller (H.B.) Co.	7,994
		TOTAL	22,798
		Paper Products – 1.5%
1,290		Buckeye Technologies, Inc.	39,010
3,310	[1]	Kadant, Inc.	71,661
1,849		Neenah Paper, Inc.	30,509
		TOTAL	141,180
		Personal Loans – 1.3%
644		Cash America International, Inc.	35,259
2,401	[1]	Ezcorp, Inc., Class A	66,700
361	[1]	World Acceptance Corp.	24,421
		TOTAL	126,380
		Personnel Agency – 0.8%
4,671		Kelly Services, Inc., Class A	76,371
		Plastic – 0.5%
2,031		Schulman (A.), Inc.	42,874
		Printed Circuit Boards – 0.8%
3,453	[1]	Benchmark Electronics, Inc.	47,444
2,629	[1]	TTM Technologies	29,366
		TOTAL	76,810
		Printing – 0.9%
4,563	[1]	Valassis Communications, Inc.	89,115
		Property Liability Insurance – 3.0%
532	[1]	Enstar Group Ltd.	48,928
3,504		Horace Mann Educators Corp.	47,129
4,435		Meadowbrook Insurance Group, Inc.	45,946
1,114		ProAssurance Corp.	85,277
556		RLI Corp.	39,109
859		Selective Insurance Group, Inc.	13,770
		TOTAL	280,159
		Psychiatric Centers – 0.3%
569	[1]	Magellan Health Services, Inc.	29,286
		Recreational Vehicles – 1.0%
1,425	[1]	Arctic Cat, Inc.	28,942
1,012		Polaris Industries, Inc., Class A	64,100
		TOTAL	93,042
		Regional Banks – 7.7%
398		Alliance Financial Corp.	12,254
2,511	[1]	Ameris Bancorp	25,236
2,441		Bank of the Ozarks, Inc.	60,708
2,709	[1]	Citizens Banking Corp.	24,408
1,229		Community Trust Bancorp, Inc.	34,818
1,196	[1]	Encore Bancshares, Inc.	14,065
4,077		Enterprise Financial Services Corp.	62,908
1,868		Financial Institutions, Inc.	30,598
3,011		Heartland Financial USA, Inc.	47,062
520		Home Bancshares, Inc.	12,194
2,498		MidSouth Bancorp, Inc.	34,297
5

Shares			Value
13,362		Oriental Financial Group	141,514
3,062		Republic Bancorp, Inc.	62,281
4,856		Southside Bancshares, Inc.	99,888
2,574	[1]	Taylor Capital Group, Inc.	23,912
281		The First of Long Island Corp.	7,180
5,682	[1]	Virginia Commerce Bancorp, Inc.	36,137
		TOTAL	729,460
		Rental & Leasing Services – 0.2%
540		Rent-A-Center, Inc.	18,441
		Restaurant – 1.4%
2,346		Cracker Barrel Old Country Store, Inc.	99,447
178	[1]	DineEquity, Inc.	8,359
865	[1]	Domino's Pizza, Inc.	27,706
		TOTAL	135,512
		Rubber – 0.5%
3,103		Cooper Tire & Rubber Co.	44,466
		Savings & Loan – 2.0%
3,996		Astoria Financial Corp.	33,167
4,200		Banner Corp.	73,794
3,088	[1]	First Defiance Financial Corp.	43,880
2,953		Flushing Financial Corp.	36,204
		TOTAL	187,045
		Semiconductor Manufacturing – 0.8%
1,302		Richardson Electronics Ltd.	16,913
3,553	[1]	Rudolph Technologies, Inc.	26,186
3,253	[1]	Spansion, Inc.	33,473
		TOTAL	76,572
		Semiconductor Manufacturing Equipment – 2.6%
2,719	[1]	Advanced Energy Industries, Inc.	25,395
7,591	[1]	Entegris, Inc.	68,015
3,649	[1]	Kulicke & Soffa Industries	35,213
578	[1]	LTX-Credence Corp.	3,659
4,632	[1]	Mentor Graphics Corp.	52,620
2,105	[1]	Veeco Instruments, Inc.	56,182
		TOTAL	241,084
		Silver Production – 0.3%
1,064	[1]	Coeur d'Alene Mines Corp.	27,206
		Software Packaged/Custom – 1.5%
3,650	[1]	Aspen Technology, Inc.	63,291
2,306		ManTech International Corp., Class A	81,010
		TOTAL	144,301
		Specialty Chemicals – 3.6%
1,290		Koppers Holdings, Inc.	42,686
1,423	[1]	Kraton Performance Polymers, Inc.	28,005
2,208	[1]	LSB Industries, Inc.	78,229
4,259	[1]	OM Group, Inc.	123,128
3,488	[1]	TPC Group, Inc.	69,306
		TOTAL	341,354
		Specialty Machinery – 1.4%
2,994		Cascade Corp.	129,041
6

Shares			Value
		Specialty Retailing – 2.9%
1,949	[1]	Asbury Automotive Group, Inc.	36,349
4,449	[1]	Conn's, Inc.	40,975
3,325		Hot Topic, Inc.	25,137
1,226		Sonic Automotive, Inc.	17,986
1,567		Sothebys Holdings, Inc., Class A	55,190
1,435	[1]	Stamps.com, Inc.	46,724
738	[1]	Vera Bradley, Inc.	33,431
2,136	[1]	West Marine, Inc.	19,416
		TOTAL	275,208
		Telecommunication Equipment & Services – 2.0%
2,171	[1]	Aeroflex Holding Corp.	23,642
2,347	[1]	Anixter International, Inc.	137,746
2,400	[1]	Brightpoint, Inc.	24,360
		TOTAL	185,748
		Telephone Utility – 0.4%
11,781	[1]	Vonage Holdings Corp.	39,466
		Trucking – 0.5%
1,266	[1]	Old Dominion Freight Lines, Inc.	46,298
		TOTAL COMMON STOCKS (IDENTIFIED COST $9,411,466)	9,367,275
		MUTUAL FUND – 2.0%
183,759	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.18% (AT NET ASSET VALUE)	183,759
		TOTAL INVESTMENTS — 101.0% (IDENTIFIED COST $9,595,225)[4]	9,551,034
		OTHER ASSETS AND LIABILITIES - NET — (1.0)%[5]	(90,267)
		TOTAL NET ASSETS — 100%	$9,460,767
1	Non-income producing security.
2	Affiliated holding.
3	7-Day net yield.
4	At October 31, 2011, the cost of investments for federal tax purposes was $9,595,225. The net unrealized depreciation of investments for federal tax purposes was $44,191. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $772,347 and net unrealized depreciation from investments for those securities having an excess of cost over value of $816,538.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

7

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of October 31, 2011, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

8

Federated MDT Small Cap Growth Fund

Portfolio of Investments

October 31, 2011 (unaudited)

Shares			Value
		COMMON STOCKS – 98.3%
		Apparel – 7.6%
34,693	[1]	Ann, Inc.	924,221
16,558	[1]	Carter's, Inc.	630,694
9,405		Columbia Sportswear Co.	505,425
23,053	[1]	Express, Inc.	520,767
2,894	[1]	Maidenform Brands, Inc.	71,135
4,132		Oxford Industries, Inc.	163,214
5,776	[1]	True Religion Apparel, Inc.	195,922
22,559	[1]	Warnaco Group, Inc.	1,107,647
6,792	[1]	Zumiez, Inc.	154,518
		TOTAL	4,273,543
		Auto Original Equipment Manufacturers – 2.9%
44,641	[1]	Dana Holding Corp.	631,224
13,665	[1]	Meritor, Inc.	130,091
26,173	[1]	Tenneco Automotive, Inc.	856,380
		TOTAL	1,617,695
		Auto Rentals – 0.8%
527	[1]	AMERCO	39,899
17,109	[1]	United Rentals, Inc.	400,522
		TOTAL	440,421
		Biotechnology – 1.4%
12,364	[1]	Medicines Co.	231,454
13,066	[1]	Questcor Pharmaceuticals, Inc.	530,610
		TOTAL	762,064
		Building Materials – 1.3%
11,489		Watsco, Inc.	708,412
		Carpets – 0.2%
7,821		Interface, Inc.	101,986
		Clothing Stores – 2.2%
23,589	[1]	Aeropostale, Inc.	322,226
5,235		Cato Corp., Class A	134,173
10,032	[1]	Jos A. Bank Clothiers, Inc.	536,110
8,262	[1]	Rue21, Inc.	220,100
		TOTAL	1,212,609
		Cogeneration – 0.5%
34,401	[1]	GT Advanced Technologies, Inc.	282,088
		Commodity Chemicals – 2.3%
6,632		Newmarket Corp.	1,287,536
		Computer Networking – 0.3%
8,790	[1]	NetScout Systems, Inc.	144,068
		Computer Peripherals – 0.3%
10,234	[1]	Silicon Graphics, Inc.	147,984
		Computer Services – 2.1%
12,755		Fair Isaac & Co., Inc.	348,849
9,899	[1]	Manhattan Associates, Inc.	419,223
14,941	[1]	Unisys Corp.	388,317
		TOTAL	1,156,389
1

Shares			Value
		Computer Stores – 0.2%
6,322	[1]	Insight Enterprises, Inc.	106,842
		Construction Machinery – 0.4%
2,952		NACCO Industries, Inc., Class A	242,359
		Consumer Services – 0.3%
8,819		Hillenbrand, Inc.	186,169
		Cosmetics & Toiletries – 2.4%
3,785	[1]	Elizabeth Arden, Inc.	129,750
16,427	[1]	Revlon, Inc.	241,970
36,734	[1]	Sally Beauty Holdings, Inc.	704,925
3,963	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	266,670
		TOTAL	1,343,315
		Crude Oil & Gas Production – 2.1%
5,866	[1]	Clayton Williams Energy, Inc.	383,284
18,044	[1]	Stone Energy Corp.	438,289
19,484		W&T Offshore, Inc.	383,640
		TOTAL	1,205,213
		Defense Aerospace – 1.1%
12,513	[1]	Hexcel Corp.	309,196
5,600		Kaman Corp., Class A	186,200
7,896	[1]	Orbital Sciences Corp.	122,072
		TOTAL	617,468
		Department Stores – 0.5%
27,056	[1]	Saks, Inc.	285,982
		Discount Department Stores – 0.8%
6,045		PriceSmart, Inc.	459,662
		Diversified Leisure – 0.8%
9,580	[1]	Coinstar, Inc.	457,349
		Electrical Equipment – 1.1%
14,770		Belden, Inc.	476,776
6,330	[1]	Rofin-Sinar Technologies, Inc.	164,580
		TOTAL	641,356
		Electronic Instruments – 1.0%
2,643		Computer Programs & Systems, Inc.	134,978
3,436	[1]	OSI Systems, Inc.	152,215
2,153	[1]	OYO Geospace Corp.	169,182
3,409	[1]	SonoSight, Inc.	105,645
		TOTAL	562,020
		Electronic Test/Measuring Equipment – 0.4%
6,434		MTS Systems Corp.	235,935
		Financial Services – 0.5%
8,147		Deluxe Corp.	192,432
3,993	[1]	Encore Capital Group, Inc.	108,171
		TOTAL	300,603
		Furniture – 2.6%
9,990	[1]	Select Comfort Corp.	207,492
18,676	[1]	Tempur-Pedic International, Inc.	1,271,089
		TOTAL	1,478,581
		Generic Drugs – 0.4%
7,796	[1]	Par Pharmaceutical Cos., Inc.	238,558
2

Shares			Value
		Grocery Chain – 1.0%
13,163		Ruddick Corp.	575,355
		Home Health Care – 1.1%
3,535	[1]	Amerigroup Corp.	196,652
8,483	[1]	Wellcare Health Plans, Inc.	415,752
		TOTAL	612,404
		Home Products – 1.8%
18,249		Tupperware Brands Corp.	1,031,798
		Household Appliances – 0.5%
10,762	[1]	Spectrum Brands Holdings, Inc.	273,140
		Industrial Machinery – 0.3%
6,785		Actuant Corp.	152,663
		Internet Services – 0.6%
15,795	[1]	Ancestry.com, Inc.	359,652
		Leasing – 0.1%
7,124	[1]	RSC Holdings, Inc.	69,530
		Machined Parts Original Equipment Manufacturers – 0.9%
15,278		Applied Industrial Technologies, Inc.	513,646
		Mail Order – 0.5%
8,444		HSN, Inc.	301,197
		Maritime – 0.4%
13,355		Frontline Ltd.	69,446
4,233		Golar LNG Ltd.	171,140
		TOTAL	240,586
		Medical Supplies – 2.7%
3,558	[1]	Medidata Solutions, Inc.	63,973
2,960	[1]	Orthofix International NV	103,926
24,300		Owens & Minor, Inc.	727,056
19,577		Steris Corp.	606,495
		TOTAL	1,501,450
		Medical Technology – 1.1%
6,876	[1]	Arthrocare Corp.	207,311
7,941	[1]	Integra Lifesciences Corp.	254,589
3,889	[1]	Zoll Medical Corp.	147,043
		TOTAL	608,943
		Metal Fabrication – 1.5%
12,002		Barnes Group, Inc.	279,286
33,538		Worthington Industries, Inc.	579,537
		TOTAL	858,823
		Miscellaneous Communications – 0.5%
5,602		j2 Global Communications, Inc.	172,430
17,232	[1]	Leap Wireless International, Inc.	119,762
		TOTAL	292,192
		Miscellaneous Components – 0.9%
9,011		MKS Instruments, Inc.	240,053
12,410	[1]	TriMas Corp.	241,871
		TOTAL	481,924
		Miscellaneous Metals – 0.5%
1,298	[1]	Materion Corp	34,319
6,365		Matthews International Corp., Class A	223,666
		TOTAL	257,985
3

Shares			Value
		Multi-Industry Capital Goods – 1.6%
19,314		Acuity Brands, Inc.	894,238
		Multi-Industry Transportation – 0.8%
15,589		Brinks Co. (The)	433,218
		Nickel – 0.4%
4,115		Haynes International, Inc.	240,686
		Office Furniture – 1.5%
11,040		HNI Corp.	265,512
23,535		Knoll, Inc.	358,909
9,351		Miller Herman, Inc.	193,098
		TOTAL	817,519
		Office Supplies – 0.4%
6,634		United Stationers, Inc.	211,028
		Oil Gas & Consumable Fuels – 0.8%
18,761	[1]	CVR Energy, Inc.	464,522
		Oil Refiner – 0.3%
10,325	[1]	Western Refining, Inc.	164,994
		Oil Well Supply – 1.6%
47,959		RPC, Inc.	890,599
		Other Communications Equipment – 0.7%
11,825	[1]	Netgear, Inc.	419,315
		Packaged Foods – 0.9%
14,155	[1]	United Natural Foods, Inc.	516,799
		Paint & Related Materials – 0.1%
7,299	[1]	Ferro Corp.	47,225
		Personal Loans – 0.9%
17,572	[1]	Ezcorp, Inc., Class A	488,150
		Photo-Optical Component-Equipment – 0.5%
5,137	[1]	Coherent, Inc.	261,833
		Pollution Control – 0.5%
4,993	[1]	Clean Harbors, Inc.	290,942
		Printing – 0.9%
3,401	[1]	Consolidated Graphics, Inc.	154,950
18,280	[1]	Valassis Communications, Inc.	357,008
		TOTAL	511,958
		Recreational Goods – 0.4%
6,918		Sturm Ruger & Co., Inc.	209,754
		Recreational Vehicles – 0.5%
8,935		Brunswick Corp.	157,792
1,992		Polaris Industries, Inc., Class A	126,173
		TOTAL	283,965
		Restaurant – 2.9%
5,605		CEC Entertainment, Inc.	177,230
8,876		Cracker Barrel Old Country Store, Inc.	376,253
7,459	[1]	DineEquity, Inc.	350,275
9,226	[1]	Domino's Pizza, Inc.	295,509
9,852		P. F. Chang's China Bistro, Inc.	306,397
4,316	[1]	Red Robin Gourmet Burgers	108,202
		TOTAL	1,613,866
		Roofing & Wallboard – 0.2%
6,847	[1]	Beacon Roofing Supply, Inc.	126,190
4

Shares			Value
		Rubber – 0.4%
14,191		Cooper Tire & Rubber Co.	203,357
		Semiconductor Manufacturing – 0.3%
7,369	[1]	Omnivision Technologies, Inc.	120,189
13,710	[1]	Triquint Semiconductor, Inc.	72,937
		TOTAL	193,126
		Semiconductor Manufacturing Equipment – 1.5%
18,799		Brooks Automation, Inc.	196,450
8,517	[1]	Mentor Graphics Corp.	96,753
21,199	[1]	Veeco Instruments, Inc.	565,801
		TOTAL	859,004
		Services to Medical Professionals – 1.9%
9,238	[1]	Centene Corp.	324,716
9,335	[1]	Molina Healthcare, Inc.	197,715
19,379	[1]	PSS World Medical, Inc.	431,183
6,317	[1]	Team Health Holdings, Inc.	128,361
		TOTAL	1,081,975
		Shoes – 2.2%
42,221	[1]	CROCs, Inc.	746,045
810		DSW, Inc., Class A	42,395
11,517		Wolverine World Wide, Inc.	436,840
		TOTAL	1,225,280
		Software Packaged/Custom – 7.3%
5,567	[1]	ACI Worldwide, Inc.	170,740
6,396	[1]	Acxiom Corp.	84,363
11,235	[1]	Aspen Technology, Inc.	194,815
10,528	[1]	Blue Coat Systems, Inc.	169,501
6,464		Marketaxess Holdings, Inc.	188,943
2,966	[1]	MicroStrategy, Inc., Class A	390,830
29,358	[1]	Parametric Technology Corp.	611,527
18,630	[1]	Progress Software Corp.	392,348
19,987	[1]	Quest Software, Inc.	351,571
27,430	[1]	Take-Two Interactive Software, Inc.	432,846
35,792	[1]	ValueClick, Inc.	629,939
4,428	[1]	Verint Systems, Inc.	131,954
18,482	[1]	Websense, Inc.	329,719
		TOTAL	4,079,096
		Specialty Chemicals – 3.5%
4,033		Chemed Corp.	239,399
7,699	[1]	Kraton Performance Polymers, Inc.	151,516
13,220	[1]	LSB Industries, Inc.	468,385
1,638		Quaker Chemical Corp.	56,986
22,339	[1]	Rockwood Holdings, Inc.	1,028,487
		TOTAL	1,944,773
		Specialty Retailing – 5.3%
2,114		Aaron's, Inc.	56,571
28,820	[1]	Ascena Retail Group, Inc.	832,898
3,669	[1]	Dorman Products, Inc.	139,826
2,592		Finish Line, Inc., Class A	52,099
3,445	[1]	Kirkland's, Inc.	38,722
5,851	[1]	Lumber Liquidators, Inc.	87,589
22,119		Penske Automotive Group, Inc.	451,006
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Shares			Value
11,348		Tractor Supply Co.	805,027
7,392	[1]	Vera Bradley, Inc.	334,858
3,882	[1]	Vitamin Shoppe Industries, Inc.	146,390
		TOTAL	2,944,986
		Telecommunication Equipment & Services – 1.8%
16,231	[1]	Anixter International, Inc.	952,597
8,553	[1]	Brightpoint, Inc.	86,813
		TOTAL	1,039,410
		Trucking – 1.0%
15,116	[1]	Old Dominion Freight Lines, Inc.	552,792
		Undesignated Consumer Cyclicals – 5.8%
24,224	[1]	Avis Budget Group, Inc.	341,558
10,886	[1]	Bridgepoint Education, Inc.	235,900
5,528	[1]	Capella Education Co.	192,430
7,007	[1]	DG Fastchannel, Inc.	130,611
3,708	[1]	Liquidity Services, Inc.	120,732
20,100		Nu Skin Enterprises, Inc., Class A	1,015,653
12,615	[1]	Parexel International Corp.	277,908
13,022		Pool Corp.	380,503
6,214		Strayer Education, Inc.	529,495
		TOTAL	3,224,790
		Undesignated Consumer Durables – 0.5%
6,148		Group 1 Automotive, Inc.	280,103
		TOTAL COMMON STOCKS (IDENTIFIED COST $51,529,030)	55,142,988
		MUTUAL FUND – 2.0%
1,105,428	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.18% (AT NET ASSET VALUE)	1,105,428
		TOTAL INVESTMENTS — 100.3% (IDENTIFIED COST $52,634,458)[4]	56,248,416
		OTHER ASSETS AND LIABILITIES - NET — (0.3)%[5]	(170,562)
		TOTAL NET ASSETS — 100%	$56,077,854
1	Non-income producing security.
2	Affiliated holding.
3	7-Day net yield.
4	At October 31, 2011, the cost of investments for federal tax purposes was $52,634,458. The net unrealized appreciation of investments for federal tax purposes was $3,613,958. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,143,631 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,529,673.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
6

  For securities that fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of October 31, 2011, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

7

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated MDT Series

By /S/ Richard A. Novak_

Richard A. Novak, Principal Financial Officer

Date December 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date December 16, 2011

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date December 16, 2011